                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08560

                      GAMCO International Growth Fund, Inc.
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

             Date of reporting period: July 1, 2009 - June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2009 TO JUNE 30, 2010

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

                      Investment Company Report

TESCO PLC

SECURITY        G87621101      MEETING TYPE   Annual General Meeting
TICKER SYMBOL   TSCDY          MEETING DATE   03-Jul-2009
ISIN            GB0008847096   AGENDA         702017395 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
        PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 581205 DUE TO   Non-Voting
        CHANGE IN VO-TING STATUS. ALL VOTES RECEIVED ON THE PREVIOUS
        MEETING WILL BE DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
        THIS MEETING NOTICE. THANK YOU.
1.      Receive the Directors report and the accounts for the period        Management    For       For
        ended 28 FEB 2009
2.      Approve the remuneration report                                     Management    For       For
3.      Declare a final dividend                                            Management    For       For
4.      Re-elect Mr. R. Brasher as a Director                               Management    For       For
5.      Re-elect Mr. P. Clarke as a Director                                Management    For       For
6.      Re-elect Mr. A. Higginson as a Director                             Management    For       For
7.      Re-elect Mr. C. Allen as a Director                                 Management    For       For
8.      Re-elect Dr. H. Einsmann as a Director                              Management    For       For
9.      Elect Ms. J. Tammenoms Bakker as a Director                         Management    For       For
10.     Elect Mr. P. Cescau as a Director                                   Management    For       For
11.     Elect Mr. K. Hanna as a Director                                    Management    For       For
12.     Elect Mr. L. McIlwee as a Director                                  Management    For       For
13.     Re-appoint the Auditors                                             Management    For       For
14.     Authorize the Directors to set the Auditors remuneration            Management    For       For
15.     Approve to increase the authorized share capital of the Company     Management    For       For
16.     Authorize the Directors to allot relevant securities                Management    For       For
S.17    Approve to disapply pre-emption rights                              Management    For       For
S.18    Authorize the Company to purchase its own shares                    Management    For       For
19.     Grant authority the political donations by the Company and its      Management    For       For
        subsidiaries
20.     Adopt the Tesco PLC Group Bonus Plan 2009                           Management    For       For
21.     Amend the Tesco PLC 2004 Discretionary Share Option Plan            Management    For       For
S.22    Grant authority the short notice general meetings                   Management    For       For
S.23    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL:         Shareholder   Against   For
        Approve the requisitionists resolution

EXPERIAN PLC

SECURITY        G32655105      MEETING TYPE   Annual General Meeting
TICKER SYMBOL   EXPGY          MEETING DATE   15-Jul-2009
ISIN            GB00B19NLV48   AGENDA         702020885 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
1.      Receive the reports and accounts                                    Management    For       For
2.      Approve the report on Directors remuneration                        Management    For       For
3.      Elect Mr. Chris Callero as a Director of the Company                Management    For       For
4.      Re-elect Mr. John Peace as a Director of the Company                Management    For       For
5.      Re-elect Mr. Laurence Danon as a Director of the Company            Management    For       For
6.      Re-elect Sir. Alan Rudge as a Director of the Company               Management    For       For
7.      Re-appoint PricewaterhouseCoopers LLP as the Auditor of the         Management    For       For
        Company
8.      Authorize the Directors to determine the Auditors remuneration      Management    For       For
9.      Authorize the Directors to allot relevant securities                Management    For       For
S.10    Authorize the Directors to disapply pre-emption rights              Management    For       For
S.11    Authorize the Directors purchase the Companys own shares            Management    For       For
        PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF AUDITOR       Non-Voting
        NAME. IF YOU HAV-E ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
        RETURN THIS PROXY FORM UNLESS YOU-DECIDE TO AMEND YOUR ORIGINAL
        INSTRUCTIONS. THANK YOU.

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

TELE2 AB, STOCKHOLM

SECURITY        W95878117      MEETING TYPE   ExtraOrdinary General Meeting
TICKER SYMBOL                  MEETING DATE   26-Aug-2009
ISIN            SE0000314312   AGENDA         702056842 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
        IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER         Non-Voting
        SIGNED POWER OF AT-TORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND
        EXECUTE YOUR VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
        POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-. IF YOU HAVE ANY
        QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
        MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION     Non-Voting
        FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL
        OWNERS, YOU WILL NEED TO PROVI-DE THE BREAKDOWN OF EACH
        BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION TO-YOUR CLIENT
        SERVICE REPRESENTATIVE. THIS INFORMATION IS REQUIRED IN ORDER
        FOR-YOUR VOTE TO BE LODGED.
        PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN    Non-Voting
        AS A VALID VO-TE OPTION. THANK YOU
1.      Election of Chairman of the EGM                                     Non-Voting
2.      Preparation and approval of the voting list                         Non-Voting
3.      Approval of the agenda                                              Non-Voting
4.      Election of 1 or 2 persons to check and verify the minutes          Non-Voting
5.      Determination of whether the meeting has been duly convened         Non-Voting
6.      Approve to entitle the holders of Class A shares to reclassify      Management    For       For
        their Class A shares into Class B shares, upon which time 1 Class
        A share shall be eligible for reclassification into 1 Class B share; an application for reclassification shall be made during the period 26 AUG 2009 through 31 DEC 2009; the reclassification request may include some or all of the shareholder's Class A shares and should either state the number of Class A shares that shall be reclassified, or the fraction [stated in percentage with no more than 2 decimals] of the total number of votes in the
        Company that the Class A shareholder wants to hold after the reclassification; an application for reclassification shall be made in writing to the Board of Directors which will thereafter handle the issue of reclassification
7.      Closing of the meeting                                              Non-Voting

CIE FINANCIERE RICHEMONT SA, GENEVE

SECURITY        H25662158      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   09-Sep-2009
ISIN            CH0045039655   AGENDA         702053492 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
        THE PRACTICE OF SHARE BLOCKING VARIES WIDELY IN THIS MARKET.        Non-Voting
        PLEASE CONTACT YO-UR CLIENT SERVICE REPRESENTATIVE TO OBTAIN
        BLOCKING INFORMATION FOR YOUR ACCOU-NTS.
1.      Approve the financial statements and statutory reports              Management    No
                                                                                          Action
2.      Approve the allocation of income and dividends of EUR 0.30 per A    Management    No
        Bearer Share and EUR 0.03 per B Registered Share                                  Action
3.      Grant discharge to the Board and the Senior Management              Management    No
                                                                                          Action
4.1     Re-elect Johann Rupert as a Director                                Management    No
                                                                                          Action
4.2     Re-elect Jean-Paul Aeschimann as a Director                         Management    No
                                                                                          Action
4.3     Re-elect Franco Cologni as a Director                               Management    No
                                                                                          Action
4.4     Re-elect Lord Douro as a Director                                   Management    No
                                                                                          Action
4.5     Re-elect Yves-Andre Istel as a Director                             Management    No
                                                                                          Action
4.6     Re-elect Richard Lepeu as a Director                                Management    No
                                                                                          Action
4.7     Re-elect Ruggero Magnoni as a Director                              Management    No
                                                                                          Action
4.8     Re-elect Simon Murray as a Director                                 Management    No
                                                                                          Action
4.9     Re-elect Alain Perrin as a Director                                 Management    No
                                                                                          Action
4.10    Re-elect Norbert Platt as a Director                                Management    No
                                                                                          Action
4.11    Re-elect Alan Quasha as a Director                                  Management    No
                                                                                          Action
4.12    Re-elect Lord Renwick of Clifton as a Director                      Management    No
                                                                                          Action
4.13    Re-elect Jan Rupert as a Director                                   Management    No
                                                                                          Action
4.14    Re-elect Juergen Schrempp as a Director                             Management    No
                                                                                          Action
4.15    Re-elect Martha Wikstrom as a Director                              Management    No
                                                                                          Action
5.      Ratify PricewaterhouseCoopers as the Auditors                       Management    No
                                                                                          Action

DIAGEO PLC

SECURITY        G42089113      MEETING TYPE   Annual General Meeting
TICKER SYMBOL   DEO            MEETING DATE   14-Oct-2009
ISIN            GB0002374006   AGENDA         702094462 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
1.      Receive the report and accounts 2009                                Management    For       For
2.      Approve the Directors' remuneration report 2009                     Management    For       For
3.      Declare a final dividend                                            Management    For       For
4.      Re-elect L.M. Danon [Audit, Nomination, Remuneration] as a          Management    For       For
        Director
5.      Re-elect Lord Hollick [Audit, Nomination, Remuneration, Chairman    Management    For       For
        of Committee] as a Director
6.      Re-elect P.S. Walsh [Executive, Chairman of Committee] as a         Management    For       For
        Director
7.      Elect P.B. Bruzelius [Audit, Nomination, Remuneration] as a         Management    For       For
        Director
8.      Elect B.D. Holden [Audit, Nomination, Remuneration] as a Director   Management    For       For
9.      Re-appoint the Auditor                                              Management    For       For
10.     Approve the remuneration of the Auditor                             Management    For       For
11.     Grant authority to allot shares                                     Management    For       For
12.     Approve the disapplication of pre-emption rights                    Management    For       For

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

13.     Grant authority to purchase own ordinary shares                     Management    For       For
14.     Grant authority to make political donations and/or to incur         Management    For       For
        political expenditure in the EU
15.     Adopt the Diageo Plc 2009 Discretionary Incentive Plan              Management    For       For
16.     Adopt the Diageo Plc 2009 Executive Long Term Incentive Plan        Management    For       For
17.     Adopt Diageo Plc International Sharematch Plan 2009                 Management    For       For
18.     Grant authority to establish International Share Plans              Management    For       For
19.     Adopt Diageo Plc 2009 Irish Sharesave Scheme                        Management    For       For
20.     Amend the Rules of Diageo Plc Executive Share Option Plan           Management    For       For
21.     Amend the Rules of Diageo Plc 2008 Senior Executive Share Option    Management    For       For
        Plan
22.     Amend the Rules of Diageo Plc Senior Executive Share Option Plan    Management    For       For
23.     Approve the reduced notice of a general meeting other than an AGM   Management    For       For
24.     Adopt the Articles of Association                                   Management    For       For

COCA-COLA HELLENIC BOTTLING CO S A

SECURITY        X1435J139      MEETING TYPE   ExtraOrdinary General Meeting
TICKER SYMBOL   CCH            MEETING DATE   16-Oct-2009
ISIN            GRS104003009   AGENDA         702097521 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
        PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM, THERE   Non-Voting
        WILL BE AN A-REPETITIVE MEETING ON 30 OCT 2009 (AND B ADJOURNED
        MEETING ON 13 NOV 2009). A-LSO, YOUR VOTING INSTRUCTIONS WILL NOT
        BE CARRIED OVER TO THE SECOND CALL. ALL-VOTES RECEIVED ON THIS
        MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINS-TRUCT ON
        THE REPETITIVE MEETING. PLEASE BE ALSO ADVISED THAT YOUR SHARES
        WILL-BE BLOCKED UNTIL THE QUORUM IS MET OR THE MEETING IS
        CANCELLED. THANK YOU.
1.      Approve to increase the share capital of the Company through the    Management    No
        capitalization of reserves by increasing the nominal value of                     Action
        each share of the Company
2.      Approve to decrease the share capital of the Company through a      Management    No
        reduction of the nominal value of the shares of the Company and                   Action
        return of an equal amount of capital to the shareholders in cash, grant the relevant authorizations to the Board of Directors of the company in relation to the return to the shareholders of the amount of the decrease of capital through payment in cash, the record date, as well as the date of the initiation of the return of the capital
3.      Amend the Article 3 of the Articles of Association of the           Management    No
        Company, and approve the codification of the Articles of                          Action
        Association
        EUROCLEAR DOES NOT OFFER ANY VOTING SERVICES ON THIS ISSUE. THANK   Non-Voting
        YOU
        PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION OF             Non-Voting
        ADDITIONAL COMMENT. IF-YOU HAVE ALREADY SENT IN YOUR VOTES,
        PLEASE DO NOT RETURN THIS PROXY FORM UNL-ESS YOU DECIDE TO AMEND
        YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

COCHLEAR LTD

SECURITY        Q25953102      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   20-Oct-2009
ISIN            AU000000COH5   AGENDA         702095654 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
        VOTING EXCLUSIONS APPLY TO THIS MEETING FOR PROPOSAL 4 AND VOTES    Non-Voting
        CAST BY ANY I-NDIVIDUAL OR RELATED PARTY WHO BENEFIT FROM THE
        PASSING OF THE PROPOSAL/S WILL-BE DISREGARDED. HENCE, IF YOU HAVE
        OBTAINED BENEFIT OR DO EXPECT TO OBTAIN FU- TURE BENEFIT YOU
        SHOULD NOT VOTE (OR VOTE "ABSTAIN") FOR THE RELEVANT
        PROPOSAL-ITEMS.
1.      Receive and approve the Company's financial report, the             Management    For       For
        Directors' report and the Auditor's report in respect of the FYE
        30 JUN 2009
2.      Adopt the remuneration report                                       Management    For       For
3.1     Re-elect Mr. Rick Holliday-Smith as a Director of the Company,      Management    For       For
        who retires by rotation in accordance with the Company's
        Constitution
3.2     Re-elect Mr. Andrew Denver as a Director of the Company, who        Management    For       For
        retires by rotation in accordance with the Company's Constitution
4.      Approve to issue, allocation or transfer of securities to the       Management    For       For
        Chief Executive Officer/President, Dr. Christopher Roberts under the Cochlear Executive Long Term Incentive Plan as specified
S.5     Approve to renew the Proportional Takeover Provisions as            Management    For       For
        specified in Article 7.7 and Schedule 1 of the Company's
        Constitution for a period of 3 years from and including the date of this resolution

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

IMPALA PLATINUM HOLDINGS LTD

SECURITY        S37840113      MEETING TYPE   Annual General Meeting
TICKER SYMBOL   IMPUY          MEETING DATE   22-Oct-2009
ISIN            ZAE000083648   AGENDA         702085792 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
O.1     Receive and approve the financial statements for the YE 30 JUN      Management    For       For
        2009
O.2.1   Re-elect Ms. D. Earp as a Director                                  Management    For       For
O.2.2   Re-elect Dr. K. Mokhele as a Director                               Management    For       For
O.2.3   Re-elect Ms. N.D.B. Orleyn as a Director                            Management    For       For
        Mr. S. Bessit retires at this meeting and does not offer himself    Non-Voting
        for re-electi-on
O.3     Approve to determine the remuneration of the Directors for the      Management    For       For
        forthcoming year
O.4     Adopt the Amended Trust Deed constituting the Morokotso Trust, as   Management    For       For
        specified, in substitution for the existing Trust Deed approved by shareholders on 04 JUL 2006
S.1     Authorize the Directors, in terms of the Company's Articles of      Management    For       For
        Association, by way of a general authority to repurchase issued shares in the Company or to permit a subsidiary of the Company to purchase shares in the Company, as and when deemed appropriate, subject to the following requirements: that any such repurchase be effected through the order book operated by the JSE Limited
        [JSE] trading system and done without any priority understanding or agreement between the Company and the counterparty; that authorization thereto is given by the Company's Articles of
        Association; that a paid announcement giving such details as may be required in terms of JSE [Listings Requirements] be published when the Company or its subsidiaries have repurchased in
        aggregate 3% of the initial number of shares in issue, as at the time that the general authority was granted and for each 3% in aggregate of the initial number of shares which are acquired thereafter; that a general repurchase may not in the aggregate in any 1 FY exceed 10% of the number of shares in the Company issued share capital at the time this authority is given, provided that a subsidiary of the Company may not hold at any one time more than 10% of the number of issued shares of the Company; no purchase will be effected during a prohibited period [as
        specified by the JSE Listings Requirements] unless a repurchase programme is in place, where dates and quantities of shares to be traded during the prohibited period are fixed and full details of the programme have been disclosed in an announcement over SENS prior to the commencement of the prohibited period; at any one point in time, the Company may only appoint one agent to effect repurchases on the Company's behalf, the Company may only
        undertake a repurchase of securities if, after such repurchase of securities if, after such repurchase, the spread requirements of the Company comply with JSE Listings Requirements; in determining the price at which shares may be repurchased in terms of this authority, the maximum premium permitted is 10% above the
        weighted average traded price of the shares as determined over the 5 days prior to the date of repurchase the maximum price; and
        such repurchase shall be subject to the Companies Act 1973 [Act
        61 of 1973] as
        amended[the Companies Act] and the applicable provisions of the
        JSE Listings Requirements, the Board of Directors of Implats [the
        Board] as at the date of this notice, has stated in intention to examine methods of returning capital to the shareholders in terms of the general authority granted at the last AGM; the Board believes it to be in the best interest of implants that
        shareholders pass a special resolution granting the Company and/or its subsidiaries a further general authority to acquire
        Implats shares, Such general authority will provide Implats and its subsidiaries with the flexibility, subject to the
        requirements of the Companies Act and the Listing Requirements,
        to purchase shares should it be in the interest of implats and/or subsidiaries at any time while the general authority subsists;
        the Board undertakes that they will not implement any repurchase during the period of this general authority unless: the Company and the Group will be able, in the ordinary course of business to pay their debts for a period of 12 months after the date of the
        AGM; the assets of the Company and the Group will be in excess of the combined liabilities of the Company and the Group for a period of 12 months after the date of the notice of the AGM, the assets and liabilities have been recognized and measured for this purpose in accordance with the accounting policies used in the latest audited annual Group financial statements; the Company's and the Group's ordinary share capital and reserves will, after such payment, be sufficient to meet their needs for a period of
        12 months following the date of the AGM; the Company and the
        Group will, after such payment, have sufficient working capital to meet their needs for a period of 12 months following the date of the AGM; and a general repurchases of the Company's shares shall only take place after the JSE has received written
        confirmation from the Company's sponsor in respect of the
        Directors' working capital statement; [Authority expires the earlier of the conclusion of the next AGM of the Company or 15 months]

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

ORASCOM TELECOM S A E

SECURITY        68554W205      MEETING TYPE   ExtraOrdinary General Meeting
TICKER SYMBOL                  MEETING DATE   22-Oct-2009
ISIN            US68554W2052   AGENDA         702119000 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
        IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER         Non-Voting
        SIGNED POWER OF AT-TORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND
        EXECUTE YOUR VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
        POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-. IF YOU HAVE ANY
        QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
1.      Approve the reduction of the Company's capital [by writing off      Management    No
        the shares purchased by the Company], and amend the Articles 6                    Action
        and 7 of the Company's Statutes which will be entitled by such reduction, pursuant to Article 150 of the Executive Regulations of Law 159/1981

BRITISH SKY BROADCASTING GROUP PLC

SECURITY        G15632105      MEETING TYPE   Annual General Meeting
TICKER SYMBOL   BSYBY          MEETING DATE   23-Oct-2009
ISIN            GB0001411924   AGENDA         702087912 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
1.      Receive the financial statements for the YE 30 JUN 2009, together   Management    For       For
        with the report of the Directors and Auditors thereon
2.      Declare a final dividend for the YE 30 JUN 2009                     Management    For       For
3.      Re-appoint Tom Mockridge as a Director                              Management    For       For
4.      Re-appoint Nicholas Ferguson as a Director                          Management    For       For
5.      Re-appoint Andrew Higginson as a Director                           Management    For       For
6.      Re-appoint Jacques nasser as a Director                             Management    For       For
7.      Re-appoint Dame Gail Rebuck as a Director                           Management    For       For
8.      Re-appoint David F. DeVoe as a Director                             Management    For       For
9.      Re-appoint Allan Leighton as a Director                             Management    For       For
10.     Re-appoint Arthur Siskind as a Director                             Management    For       For
11.     Re-appoint Deloitte LLP as the Auditors of the Company and          Management    For       For
        authorize the Directors to fix their remuneration
12.     Approve the report on the Directors remuneration for the YE 30      Management    For       For
        JUN 2009
13.     Authorize the Company and its subsidiaries to make political        Management    For       For
        donations and incur political expenditure
14.     Authorize the Directors to allot shares under Section 551 of the    Management    For       For
        Companies Act 2006
S.15    Approve to disapply statutory pre-emption rights                    Management    For       For
S.16    Adopt the new Articles of Association                               Management    For       For
S.17    Approve to allow the Company to hold general meetings [other than   Management    For       For
        AGMs] on 14 day's notice

TOLL HLDGS LTD

SECURITY        Q9104H100      MEETING TYPE   Annual General Meeting
TICKER SYMBOL   THKUF          MEETING DATE   29-Oct-2009
ISIN            AU000000TOL1   AGENDA         702102221 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
        VOTING EXCLUSIONS APPLY TO THIS MEETING FOR PROPOSALS 5, 6 AND      Non-Voting
        VOTES CAST BY A-NY INDIVIDUAL OR RELATED PARTY WHO BENEFIT FROM
        THE PASSING OF THE PROPOSAL/S-WILL BE DISREGARDED. HENCE, IF YOU
        HAVE OBTAINED BENEFIT OR DO EXPECT TO OBTAI-N FUTURE BENEFIT YOU
        SHOULD NOT VOTE (OR VOTE "ABSTAIN") FOR THE RELEVANT PROP-OSAL
        ITEMS.
1.      To receive and consider the financial statements of the Company     Non-Voting
        and its contro-lled entities for the YE 30 JUN 2009 and the related Directors' report and the-Auditors' report
2.      Adopt the remuneration report for the YE 30 JUN 2009                Management    For       For
3.      Re-elect Mr. Harry Boon as a Director of the Company, who retires   Management    For       For
        by rotation in accordance with the Article 17 of the Company's
        Constitution
S.4     Approve to renew the proportional takeover approval provisions      Management    For       For
        contained in Article 8.13 of, and Schedule 2 of, the Constitution
        for a further 3 years from their date of expiry on 02 NOV 2009
5.      Approve to grant the options and/or rights to Executives of the     Management    For       For
        Company, under Senior Executive Option & Right Plan [or any successor plan], as specified for all purposes including ASX
        Listing Rule 7.2 Exception 9(b)
6.      Approve, to grant the options up to the maximum value of AUD        Management    For       For
        1,980,000 to Mr. Paul little, under the Senior Executive Option &
        Right Plan [or any successor or amended plan], on the terms as specified

NEWCREST MNG LTD

SECURITY        Q6651B114      MEETING TYPE   Annual General Meeting
TICKER SYMBOL   NCMGF          MEETING DATE   29-Oct-2009
ISIN            AU000000NCM7   AGENDA         702104326 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
1.      Receive the financial report of the Company and its controlled      Non-Voting
        entities for th-e YE 30 JUN 2009 and the reports of the Directors and the Auditors thereon
2.      Elect Mr. Vince Gauci as a Director, in accordance with Rule 57     Management    For       For
        of the Company's Constitution
3.      Adopt the remuneration report for the Company [included in the      Management    For       For
        report of the Directors] for the YE 30 JUN 2009
4.      Transact any other business                                         Non-Voting

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

PERNOD-RICARD, PARIS

SECURITY        F72027109      MEETING TYPE   MIX
TICKER SYMBOL                  MEETING DATE   02-Nov-2009
ISIN            FR0000120693   AGENDA         702105986 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
        French Resident Shareowners must complete, sign and forward the     Non-Voting
        Proxy Card dir-ectly to the sub custodian. Please contact your
        Client Service Representative-to obtain the necessary card, account details and directions. The followin-g applies to Non-
        Resident Shareowners: Proxy Cards: Voting instructions will-be forwarded to the Global Custodians that have become Registered
        Intermediar-ies, on the Vote Deadline Date. In capacity as
        Registered Intermediary, the Gl-obal Custodian will sign the
        Proxy Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered
        Intermediary,-please contact your representative
        PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS   Non-Voting
        ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS
        AN "AGAINST" VOTE.
O.1     Approve the unconsolidated accounts for the FYE on 30 JUN 2009      Management    For       For
O.2     Approve the consolidated accounts for the FYE on 30 JUN 2009        Management    For       For
O.3     Approve the distribution of profits for the FYE on 30 JUN 2009      Management    For       For
        and distribution of dividends
O.4     Approve the regulated agreements referred to in Articles L.225-38   Management    For       For
        and sequence of the Commercial Code
O.5     Approve the agreements referred to in Articles L.255-38 and         Management    For       For
        L.225-42-1 of the Commercial Code and the special report of the
        Statutory Auditors in relation to Mr. Pierre Pringuet
O.6     Approve to renew Mme. Daniele Ricard's as Board Member              Management    For       For
O.7     Approve to renew Paul Ricard Company's mandate as Board Member      Management    For       For
O.8     Approve to renew Mr. Jean-Dominique Comolli's mandate as Board      Management    For       For
        Member
O.9     Approve to renew Lord Douro's mandate as Board Member               Management    For       For
O.10    Appoint Mr. Gerald Frere as a Board Member                          Management    For       For
O.11    Appoint Mr. Michel Chambaud as a Board Member                       Management    For       For
O.12    Appoint Mr. Anders Narvinger as a Board Member                      Management    For       For
O.13    Approve the attendance allowances read aloud to the Board Members   Management    For       For
O.14    Authorize the Board of Directors to operate on the Company's        Management    For       For
        shares
E.15    Authorize the Board of Directors to reduce the share capital by     Management    For       For
        cancelation of treasury shares
E.16    Authorize the Board of Directors to increase the share capital,     Management    For       For
        by issuing common shares and/or warrants giving access to the
        Company's capital, with maintenance of preferential subscription rights
E.17    Authorize the Board of Directors to increase the share capital,     Management    For       For
        by issuing common shares and/or warrants giving access to the
        Company's capital, with cancelation of preferential subscription rights, through a public offer
E.18    Authorize the Board of Directors to increase the number of          Management    For       For
        securities to be issued in case of capital increase with or without cancelation of preferential subscription rights under the
        Resolutions 16 and 17
E.19    Authorize the Board of Directors to proceed with the issue of       Management    For       For
        common shares and/or warrants providing access to the Company's capital in order to remunerate contributions in kind to the
        Company within the limit of 10% of the share capital
E.20    Authorize the Board of Directors to proceed with the issue of       Management    For       For
        common shares and/or warrants giving access to the Company's capital in the event of a public offer initiated by the Company
E.21    Authorize the Board of Directors to issue warrants representing     Management    For       For
        debts giving right to the allocation of debt securities
E.22    Authorize the Board of Directors to increase the share capital      Management    For       For
        increase by incorporation of premiums, reserves, profits or others
E.23    Authorize the Board of Directors to consent options to Employees    Management    For       For
        and Managers of the Company giving right to the subscription of
        Company shares to issue or purchase existing Company's shares
E.24    Authorize the Board of Directors to issue shares subscription       Management    For       For
        warrants in case of public offer bearing on the Company securities
E.25    Authorize the Board of Directors to increase the capital by         Management    For       For
        issuing shares or warrants giving access to capital, reserved for
        Members of a Company Savings Plan with cancellation of
        preferential subscription rights for the benefit of the latter
E.26    Amend the Articles 20 and 24 of Bylaws regarding Age limit for      Management    For       For
        Chairman of the Board and for Chief Executive Officer
E.27    Grant powers for the accomplishment of legal formalities            Management    For       For
        PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ARTICLE       Non-Voting
        NUMBERS IN RESOL-UTION 26. IF YOU HAVE ALREADY SENT IN YOUR
        VOTES, PLEASE DO NOT RETURN THIS PR-OXY FORM UNLESS YOU DECIDE TO
        AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

TELSTRA CORPORATION LTD

SECURITY        Q8975N105      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   04-Nov-2009
ISIN            AU000000TLS2   AGENDA         702092521 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
1.      Chairman and CEO presentations                                      Non-Voting
2.      Adopt the remuneration report for the FYE 30 JUN 2009               Management    For       For
3.      To discuss the Company's financial statements and reports for the   Non-Voting
        YE 30 JUN 20-09
4.A     Re-elect Mr. Geoffrey Cousins as a Director, who retires by         Management    For       For
        rotation
4.B     Elect Mr. Steve Vamos as a Director                                 Management    For       For
4.C     Elect Mr. John Stanhope as a Director                               Management    For       For
4.D     Re-elect Mr. John Zeglis as a Director, who retires by rotation     Management    For       For
4.E     Re-elect Dr. John Stocker as a Director, who retires by rotation    Management    For       For
4.F     Elect Mr. Russell Higgins as a Director                             Management    For       For

HARMONY GOLD MINING CO LTD, JOHANNESBURG

SECURITY        S34320101      MEETING TYPE   Annual General Meeting
TICKER SYMBOL   HMY            MEETING DATE   23-Nov-2009
ISIN            ZAE000015228   AGENDA         702135838 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
1.      Adopt the annual financial statements for the FY 2009               Management    For       For
2.      Re-appoint PricewaterhouseCoopers Inc as the Auditors               Management    For       For
3.      Elect Mr. H. O. Meyer as a Director                                 Management    For       For
4.      Re-elect Ms. F. F. T. De Buck as a Director                         Management    For       For
5.      Re-elect Dr. D. S. Lushaba as a Director                            Management    For       For
6.      Re-elect Mr. M. J. Motloba as a Director                            Management    For       For
7.      Approve the placement of 10% of the authorized but unissued         Management    For       For
        shares under the control of the Directors
8.      Authorize the Directors to allot and issue equity securities for    Management    For       For
        cash up to 5%
9.      Approve the increase the Non-Executive Directors' fees              Management    For       For

BHP BILLITON LTD

SECURITY        Q1498M100      MEETING TYPE   Annual General Meeting
TICKER SYMBOL   BHP            MEETING DATE   26-Nov-2009
ISIN            AU000000BHP4   AGENDA         702099804 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
        PLEASE NOTE THAT EACH OF BHP BILLITON LIMITED AND BHP BILLITON      Non-Voting
        PLC WILL DISREG-ARD ANY VOTE CAST ON RESOLUTION 14 BY MR. MARIUS
        KLOPPERS OR ANY OF HIS ASSOCI-ATES, UNLESS THE VOTE IS CAST AS
        PROXY FOR A PERSON ENTITLED TO VOTE IN ACCORD-ANCE WITH A
        DIRECTION ON THE PROXY FORM OR UNLESS THE VOTE IS CAST BY A
        PERSON-CHAIRING THE MEETING AS PROXY FOR A PERSON WHO IS ENTITLED
        TO VOTE IN ACCORDA- NCE WITH A DIRECTION ON THE PROXY FORM TO
        VOTE AS THE PROXY DECIDES. THANK YOU.
1.      To receive the 2009 Financial Statements and Reports for BHP        Management    For       For
        Billiton Limited and BHP Billiton Plc
2.      To re-elect Mr. Carlos Cordeiro as a Director of BHP Billiton       Management    For       For
        Limited and BHP Billiton Plc
3.      To re-elect Mr. David Crawford as a Director of BHP Billiton        Management    For       For
        Limited and BHP Billiton Plc
4.      To re-elect The Hon E Gail de Planque as a Director of BHP          Management    For       For
        Billiton Limited and BHP Billiton Plc
5.      To re-elect Mr. Marius Kloppers as a Director of BHP Billiton       Management    For       For
        Limited and BHP Billiton Plc
6.      To re-elect Mr. Don Argus as a Director of BHP Billiton Limited     Management    For       For
        and BHP Billiton Plc
7.      To re-elect Mr. Wayne Murdy as a Director of BHP Billiton Limited   Management    For       For
        and BHP Billiton Plc
8.      Re-appoint KPMG Audit Plc as the Auditor of BHP Billiton Plc        Management    For       For
9.      To renew the general authority to issue shares in BHP Billiton Plc  Management    For       For
10.     To renew the disapplication of pre-emption rights in BHP Billiton   Management    For       For
        Plc
11.     To approve the repurchase of shares in BHP Billiton Plc             Management    For       For
12.i    To approve the cancellation of shares in BHP Billiton Plc held by   Management    For       For
        BHP Billiton Limited on 30 April 2010
12.ii   To approve the cancellation of shares in BHP Billiton Plc held by   Management    For       For
        BHP Billiton Limited on 17 June 2010
12iii   To approve the cancellation of shares in BHP Billiton Plc held by   Management    For       For
        BHP Billiton Limited on 15 September 2010
12.iv   To approve the cancellation of shares in BHP Billiton Plc held by   Management    For       For
        BHP Billiton Limited on 11 November 2010
13.     To approve the 2009 Remuneration Report                             Management    For       For
14.     To approve the grant of awards to Mr. Marius Kloppers under the     Management    For       For
        GIS and the LTIP
        PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN TEXT OF THE    Non-Voting
        RESOLUTIONS.-IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
        NOT RETURN THIS PROXY FORM U-NLESS YOU DECIDE TO AMEND YOUR
        ORIGINAL INSTRUCTIONS. THANK YOU.

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

WOOLWORTHS LTD

SECURITY        Q98418108      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   26-Nov-2009
ISIN            AU000000WOW2   AGENDA         702132591 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
1.      To receive and consider the financial report of the Company and     Non-Voting
        the reports of-the Directors and the Auditor for the financial period ended 28 JUN 2009
2.      Adopt, the remuneration report [which form part of the Directors'   Management    For       For
        report] for the FYE 28 JUN 2009
3.A     Re-elect Mr. John Frederick Astbury as a Director, who retires by   Management    For       For
        rotation in accordance with Article 10.3 of the Company's
        Constitution
3.B     Re-elect Mr. Thomas William Pockett as a Director, who retires by   Management    For       For
        rotation in accordance with Article 10.3 of the Company's
        Constitution
3.C     Re-elect Mr. James Alexander Strong as a Director, who retires by   Management    For       For
        rotation in accordance with Article 10.3 of the Company's
        Constitution
S.4     Amend, pursuant to Sections 136(2) and 648G of the Corporations     Management    For       For
        Act 2001 [Cth], the Constitution of the Company by re-inserting
        Articles 6.9 to 6.14 in the form as specified to the notice convening this meeting

SINOTRANS LTD

SECURITY        Y6145J104      MEETING TYPE   ExtraOrdinary General Meeting
TICKER SYMBOL                  MEETING DATE   23-Dec-2009
ISIN            CNE1000004F1   AGENDA         702144990 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
        PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR     Non-Voting
        'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.
1.      Approve the re-appointment of PricewaterhouseCoopers and            Management    For       For
        PricewaterhouseCoopers Zhong Tian Certified Public Accountants
        Limited Company as the Company's External Auditors for 2009
2.      Authorize the Company, conditional upon the passing of the          Management    For       For
        special resolution below and subject to compliance with the laws and regulations of the places of incorporation and listing of the
        Company, to send or supply Corporate Communication by means of the Company's own website to a holder of its H shares [a "H
        Shareholder"] who meets those conditions set out in paragraph (B)
        below, and to authorize any 1 of the Executive Directors of the
        Company to execute all documents and/or take all acts and actions which he/she may deem necessary or appropriate and in the
        interests of the Company to implement or give effect to the sending or supply of Corporate Communication to H Shareholders by means of the Company's own website the supply of Corporate
        Communication to an H Shareholder by means of the Company's own website is subject to the following conditions: that H
        Shareholder having been asked individually by the Company to agree that the Company may send or supply Corporate Communication generally or the Corporate Communication in question to him by means of the Company's own website; and the Company has not received a response indicating that H Shareholder's objection within a period of 28 days beginning with the date on which the
        Company's request was sent; for the purpose of this resolution,
        "Corporate Communication" shall mean any document issued or to be issued by the Company for the information or action of holders of its securities, including but not limited to: the Directors'
        report and its annual accounts together with a copy of the
        Auditor's report thereon and, where applicable, its summary financial report; the half-year report and, where applicable, its summary half-year report; a notice of meeting; a listing
        document; a circular; a proxy form and notice of attendance
S.3     Amend Articles 183 and 184 of the Articles of Association of the    Management    For       For
        Company
        PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ACTUAL        Non-Voting
        RECORD DATE. IF Y-OU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
        NOT RETURN THIS PROXY FORM UNLES-S YOU DECIDE TO AMEND YOUR
        ORIGINAL INSTRUCTIONS. THANK YOU.

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

ORASCOM TELECOM S A E

SECURITY        68554W205      MEETING TYPE   ExtraOrdinary General Meeting
TICKER SYMBOL                  MEETING DATE   27-Dec-2009
ISIN            US68554W2052   AGENDA         702182786 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
1.      Approve discussing the increase of the companys capital by way of   Management    No
        rights issue by respecting pre-emption rights afforded to                         Action
        existing shareholders, and the amendment of articles 6 and 7 of the companys statutes which will be entailed by such increase, pursuant to article 150 of the executive regulations of law
        159/1981. The size of the rights issue shall be maximum EGP 5 billion and subscription shall be at par 1 EGP.

NOVARTIS AG, BASEL

SECURITY        H5820Q150      MEETING TYPE   Annual General Meeting
TICKER SYMBOL   NVS            MEETING DATE   26-Feb-2010
ISIN            CH0012005267   AGENDA         702231452 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
        PLEASE NOTE THAT THIS IS THE PART II OF THE MEETING NOTICE SENT     Non-Voting
        UNDER MEETING-610175, INCLUDING THE AGENDA. TO VOTE IN THE
        UPCOMING MEETING, YOUR NAME MUST-BE NOTIFIED TO THE COMPANY
        REGISTRAR AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
        DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS THAT ARE SUBMITTED
        AFTER THE CUTOFF DATE WILL BE PROCESSED ON A BEST EFFORT BASIS.
        THANK YOU.
        Blocking of registered shares is not a legal requirement in the     Non-Voting
        Swiss market,-specific policies at the individual sub-custodians may vary. Upon receipt of t-he voting instruction, it is possible that a marker may be placed on your shar-es to allow for
        reconciliation and re-registration following a trade. If you
        h-ave concerns regarding your accounts, please contact your client service repre- sentative.
A.1     Approval of the annual report, the financial statements of          Management    No
        Novartis AG and the group consolidated financial statements for                   Action
        the business year 2009
A.2     Discharge from liability of the Members of the Board of Directors   Management    No
        and the Executive Committee                                                       Action
A.3     Appropriation of available earnings of Novartis AG as per balance   Management    No
        sheet and declaration of dividend                                                 Action
A.4.1   Amendments to the Articles of Incorporation - Implementation of     Management    No
        the Book Entry Securities Act                                                     Action
A.4.2   Amendments to the Articles of Incorporation - Introduction of a     Management    No
        Consultative Vote on the Compensation System                                      Action
A.5.A   Re-election of Marjorie M.T. Yang, for a 3 year term                Management    No
                                                                                          Action
A.5.B   Re-election of Daniel Vasella, M.D., for a 3 year term              Management    No
                                                                                          Action
A.5.C   Re-election of Hans-Joerg Rudloff, for a 1 year term                Management    No
                                                                                          Action
A.6     Election of PricewaterhouseCoopers as Auditor of Novartis AG for    Management    No
        1 year                                                                            Action
B.      If shareholders at the Annual General Meeting propose additional    Management    No
        and/or counterproposals, I/we instruct the Independent Proxy to                   Action
        vote according to the proposal of the Board of Directors

ROCHE HOLDING LTD

SECURITY        H69293217      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   02-Mar-2010
ISIN            CH0012032048   AGENDA         702234105 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
        PLEASE NOTE THAT THESE SHARES HAVE NO VOTING RIGHTS, SHOULD YOU     Non-Voting
        WISH TO ATTEND-THE MEETING PERSONALLY, YOU MAY APPLY FOR AN
        ENTRANCE CARD BY CONTACTING YOUR-CLIENT REPRESENTATIVE. THANK YOU
1.      Presentation of the annual report, annual financial statement and   Non-Voting
        the Group's-annual financial statement for 2009, as well as the compensation report
2.      Resolution on the discharge of the Members of the Administrative    Non-Voting
        Board
3.      Resolution on the appropriation of the net profit of Roche          Non-Voting
        Holdings AG
4.      Election to the Administrative Board                                Non-Voting
5.      Election of the Financial Auditor                                   Non-Voting

TOKAI CARBON CO.,LTD.

SECURITY        J85538106      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   26-Mar-2010
ISIN            JP3560800009   AGENDA         702277395 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
1       Approve Appropriation of Profits                                    Management    For       For
2.1     Appoint a Director                                                  Management    For       For
2.2     Appoint a Director                                                  Management    For       For
2.3     Appoint a Director                                                  Management    For       For
2.4     Appoint a Director                                                  Management    For       For
2.5     Appoint a Director                                                  Management    For       For

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

2.6     Appoint a Director                                                  Management    For       For
2.7     Appoint a Director                                                  Management    For       For
2.8     Appoint a Director                                                  Management    For       For
2.9     Appoint a Director                                                  Management    For       For
3       Appoint a Corporate Auditor                                         Management    For       For
4       Appoint a Supplementary Auditor                                     Management    For       For

CANON INC.

SECURITY        J05124144      MEETING TYPE   Annual General Meeting
TICKER SYMBOL   CAJ            MEETING DATE   30-Mar-2010
ISIN            JP3242800005   AGENDA         702271331 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
1       Approve Appropriation of Profits                                    Management    For       For
2.1     Appoint a Director                                                  Management    For       For
2.2     Appoint a Director                                                  Management    For       For
2.3     Appoint a Director                                                  Management    For       For
2.4     Appoint a Director                                                  Management    For       For
2.5     Appoint a Director                                                  Management    For       For
2.6     Appoint a Director                                                  Management    For       For
2.7     Appoint a Director                                                  Management    For       For
2.8     Appoint a Director                                                  Management    For       For
2.9     Appoint a Director                                                  Management    For       For
2.10    Appoint a Director                                                  Management    For       For
2.11    Appoint a Director                                                  Management    For       For
2.12    Appoint a Director                                                  Management    For       For
2.13    Appoint a Director                                                  Management    For       For
2.14    Appoint a Director                                                  Management    For       For
2.15    Appoint a Director                                                  Management    For       For
2.16    Appoint a Director                                                  Management    For       For
2.17    Appoint a Director                                                  Management    For       For
3.1     Appoint a Corporate Auditor                                         Management    For       For
3.2     Appoint a Corporate Auditor                                         Management    For       For
3.3     Appoint a Corporate Auditor                                         Management    For       For
4       Approve Provision of Retirement Allowance for Directors             Management    For       For
5       Approve Retirement Allowance for Retiring Corporate Auditors, and   Management    For       For
        Payment of Accrued Benefits associated with Abolition of
        Retirement Benefit System for Current Corporate Auditors
6       Approve Payment of Bonuses to Directors                             Management    For       For
7       Allow Board to Authorize Use of Stock Option Plans, Authorize Use   Management    For       For
        of Stock Options, and Authorize Use of Compensation-based Stock
        Option Plan for Directors

WILLIAM DEMANT HOLDING

SECURITY        K9898W129      MEETING TYPE   Annual General Meeting
TICKER SYMBOL   WDH            MEETING DATE   07-Apr-2010
ISIN            DK0010268440   AGENDA         702296054 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
-       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER         Non-Voting
        SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND
        EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
        POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY
        QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE
-       PLEASE NOTE THAT IF THE CHAIRMAN OF THE BOARD OR A BOARD MEMBER     Non-Voting
        IS APPOINTED-AS PROXY, WHICH IS OFTEN THE CASE, CLIENTS CAN ONLY
        EXPECT THEM TO ACCEPT-PRO-MANAGEMENT VOTES. THE ONLY WAY TO
        GUARANTEE THAT ABSTAIN AND/OR AGAINST-VOTES ARE REPRESENTED AT
        THE MEETING IS TO SEND YOUR OWN REPRESENTATIVE. THE-SUB CUSTODIAN
        BANKS OFFER REPRESENTATION SERVICES FOR AN ADDED FEE IF-
        REQUESTED. THANK YOU.
1       The Directors' report on the Company's activities during the past   Non-Voting
        FY
2       Adopt the audited annual report, including the consolidated         Management    For       For
        financial statements
3       Approve that the profit of DKK 756 million be transferred to the    Management    For       For
        Company's reserves to the effect that no dividend will be paid
4.1     Re-elect Lars Norby Johansen as a Director, under Article 11.2 of   Management    For       For
        the Articles of Association
4.2     Re-elect Peter Foss as a Director, under Article 11.2 of the        Management    For       For
        Articles of Association
4.3     Re-elect Niels B. Christiansen as a Director, under Article 11.2    Management    For       For
        of the Articles of Association
4.4     Re-elect Thomas Hofman-Bang as a Director, under Article 11.2 of    Management    For       For
        the Articles of Association
5       Re-elect Deloitte Statsautoriseret Revisionsaktieselskab as the     Management    For       For
        Auditor

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

6.A     Amend the Articles 1.2, 4.3, 5.1, 5.3, 5.4, 7.3, 7.4, 7.5, 8.1,     Management    For       For
        9.2, 9.3, 9.4, 9.5, 10.3, 10.6, 11.1 and 15.1 of the Articles of
        Association as specified
6.B     Authorize the Board of Directors until the next AGM to allow the    Management    For       For
        Company to acquire own shares of a nominal value of up to 10% of the share capital; the bid price of the shares may not differ by more than 10% from the price quoted on Nasdaq OMX Copenhagen A/S at the time of the acquisition; the price quoted on Nasdaq OMX
        Copenhagen A/S at the time of the acquisition means the closing price, all transactions at 5 P.M
6.C     Approve to reduce the Company's share capital by nominally DKK      Management    For       For
        606,382 corresponding to the Company's holding of own shares; the
        Company's own shares were acquired as part of the Company's share buy-back programme in 2008; the amount of the reduction was paid out to the shareholders in accordance with Section 188 of the
        Danish Companies Act; the shares were acquired for DKK
        170,110,124 in total, meaning that DKK
        169,503,742 has been paid out in addition to the nominal value of the reduction amount; as a result of the capital reduction, it is proposed that Article 4.1 of the Articles of Association be amended as follows after expiry of the deadline stipulated in
        Section 192 of the Danish Companies Act: "The Company's share capital is DKK 58,349,875, divided into shares of DKK 1 or any multiple thereof"
6.D     Authorize the Chairman of the general meeting to make such          Management    For       For
        additions, alterations or amendments to or in the resolutions passed by the general meeting and the application for
        registration of the resolutions to the Danish Commerce and
        Companies Agency Erhvervs-og Selskabsstyrelsen as the Agency may
        require for registration
7       Any other business                                                  Non-Voting

CHRISTIAN DIOR SA

SECURITY        F26334106      MEETING TYPE   MIX
TICKER SYMBOL                  MEETING DATE   15-Apr-2010
ISIN            FR0000130403   AGENDA         702283615 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
-       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS   Non-Voting
        ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN
        "AGAINST" VOTE.
-       "French Resident Shareowners must complete, sign and forward the    Non-Voting
        Proxy Card-directly to the sub custodian. Please contact your
        Client Service-Representative to obtain the necessary card, account details and directions.-The following applies to Non-
        Resident Shareowners: Proxy Cards: Voting-instructions will be forwarded to the Global Custodians that have become-Registered
        Intermediaries, on the Vote Deadline Date. In capacity as-
        Registered Intermediary, the Global Custodian will sign the Proxy
        Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your-representative"
-       PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS        Non-Voting
        AVAILABLE BY-CLICKING ON THE MATERIAL URL
        LINK:-https://balo.journal-
        officiel.gouv.fr/pdf/2010/0308/201003081000606.pdf
O.1     Approve the financial statements                                    Management    For       For
O.2     Approve the consolidated financial statements                       Management    For       For
O.3     Approve the regulated Agreements pursuant to Article L. 225-38 of   Management    For       For
        the Commercial Code
O.4     Approve the recommendations of the Board of Directors and           Management    For       For
        resolves that the distributable income for the FY be appropriated as follows: net income: EUR 342,583,800.31 prior retained
        earnings: EUR 51,363,830.42 distributable income: EUR
        393,947,630.73 dividends: EUR 301,666,899.68 the balance to the retained earnings: EUR 92,280,731.05; the shareholders will receive a net dividend of EUR 1.66 per share, and will entitle to the 40% deduction provided by the French General Tax Code; this dividend will be paid on 25 MAY 2010; in the event that the
        Company holds some of its own shares on such date, the amount of the unpaid dividend on such shares shall be allocated to the retained earnings account; as required by law, it is reminded that, for the last three financial years, the dividends paid, were as follows: EUR 1.61 for FY 2008 EUR 1.61 for FY 2007 EUR
        1.41 for FY 2006
O.5     Approve to renew Mr. Renaud Donnedieu de Vabres' term as a Board    Management    For       For
        Member
O.6     Approve to renew Mr. Eric Guerlain's term as a Board Member         Management    For       For
O.7     Approve to renew Mr. Christian de Labriffe's term as a Board        Management    For       For
        Member
O.8     Appointment of Mrs. Segolene Gallienne as a Board Member            Management    For       For
O.9     Grant authority to operate on the Company's shares                  Management    For       For
E.10    Grant authority to reduce the share capital by cancellation of      Management    For       For
        treasury shares
        PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN TEXT OF        Non-Voting
        RESOLUTION 4. IF-YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
        NOT RETURN THIS PROXY FORM UNLE-SS YOU DECIDE TO AMEND YOUR
        ORIGINAL INSTRUCTIONS. THANK YOU.

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

RIO TINTO PLC

SECURITY        G75754104      MEETING TYPE   Annual General Meeting
TICKER SYMBOL   RTP            MEETING DATE   15-Apr-2010
ISIN            GB0007188757   AGENDA         702300358 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
1       Receive the Company's financial statements and the report of the    Management    For       For
        Directors and Auditors for the YE 31 DEC 2009
2       Recieve the remuneration report for the YE 31 DEC 2009 as set out   Management    For       For
        in the 2009 annual report
3       Election of Robert Brown as a Director                              Management    For       For
4       Election of Ann Godbehere as a Director                             Management    For       For
5       Election of Sam Walsh as a Director                                 Management    For       For
6       Re-election of Guy Elliott as a Director                            Management    For       For
7       Re-elect Michael Fitzpatrick as a Director                          Management    For       For
8       Re-elect Lord Kerr as a Director                                    Management    For       For
9       Re-appointment of PricewaterhouseCoopers LLP as Auditors of the     Management    For       For
        Company to hold office until the conclusion of the next AGM at which accounts are laid before the Company and to authorize the
        Audit Committee to determine the Auditors' remuneration
10      Authorize the Directors pursuant to and in accordance with          Management    For       For
        Section 551 of the Companies Act 2006 the 2006 Act to exercise all the powers of the Company to allot shares or grant rights to subscribe for or convert any securities into shares: i) up to an aggregate nominal amount of GBP 50,321,000; ii) comprising equity securities as specified in the 2006 Act up to a further nominal amount of GBP 50,321,000 in connection with an offer by way of a rights issue; such authorities to apply in substitution for all previous authorities pursuant to Section 80 of the Companies Act
        1985 and to expire on the later of 15 APR 2011 and the date of the 2011 AGM but, in each case, so that the Company may make offers and enter into agreements during this period which would, or might, require shares to be allotted or rights to subscribe for or to CONTD..
-       ..CONTD convert any security into shares to be granted after the    Non-Voting
        authority-ends as specified
11      Authorize the Directors, subject to the passing of Resolution 10    Management    For       For
        above, to allot equity securities as specified in the 2006 Act wholly for cash: i) pursuant to the authority given by Paragraph
        (i) of Resolution 10 above or where the allotment constitutes an allotment of equity securities by virtue of Section 560(3) of the
        2006 Act in each case: a) in connection with a pre-emptive offer;
        and b) otherwise than in connection with a pre-emptive offer, up to an aggregate nominal amount of GBP 9,803,000; and ii) pursuant to the authority given by Paragraph (ii) of Resolution 10 above in connection with a rights issue, as if Section 561(1) of the
        2006 Act did not apply to any such allotment; such authority shall expire on the later of 15 APR 2011 and the date of the 2011
        AGM, but so that the Company may make offers and enter into
        CONTD..
-       ..CONTD agreements during this period which would, or might,        Non-Voting
        require equity-securities to be allotted after the power ends and the Board may allot equity-securities under any such offer or agreement as if the power had not ended as-specified
-       ..CONTD fractional entitlements, record dates or legal,             Non-Voting
        regulatory or-practical problems in, or under the laws of, any territory; c) reference to-an allotment of equity securities shall include a sale of treasury shares;-and d) the nominal amount of any securities shall be taken to be, in the case-of rights to subscribe for or convert any securities into shares of the-Company, the nominal amount of such shares which may be allotted pursuant to-such rights
12      Authorize: (a) the Company, Rio Tinto Limited and any               Management    For       For
        subsidiaries of Rio Tinto Limited, to purchase ordinary shares of
        10p each issued by the Company RTP Ordinary Shares , such
        purchases to be made in the case of the Company by way of market purchase as specified in Section 693 of the 2006 Act , provided that this authority shall be limited: i) so as to expire on the later of 15 APR 2011 and the date of the 2011 AGM, unless such authority is renewed prior to that time except in relation to the purchase of RTP ordinary shares, the contract for which was concluded before the expiry of such authority and which might be executed wholly or partly after such expiry ; ii) so that the number of RTP ordinary shares which may be purchased pursuant to this authority shall not exceed 152,488,000; iii) so that the maximum price payable CONTD.
-       ..CONTD for each such RTP Ordinary Share shall be not more than     Non-Voting
        5% above the-average of the middle market quotations for RTP ordinary shares as derived-from the London Stock Exchange Daily
        Official List during the period of five-business days immediately prior to such purchase; and iv) so that the minimum- price payable for each such RTP ordinary share shall be 10p; and b)
        the-Company be and is hereby authorized for the purpose of
        Section 694 of the-2006 Act to purchase off-market from Rio Tinto
        Limited and any of its-subsidiaries any RTP ordinary shares acquired under the authority set out-under (a) above pursuant to one or more contracts between the Company and Rio-Tinto Limited on the terms of the form of contract which has been produced to-the meeting and is for the purpose of identification CONTD..
-       ..CONTD marked A and initialled by the Chairman each, a Contract    Non-Voting
        and such-contracts be hereby approved, provided that: i) such authorization shall-expire on the later of 15 APR 2011 and the date of the 2011 AGM; ii) the-maximum total number of RTP
        ordinary shares to be purchased pursuant to-contracts shall be
        152,488,000; and iii) the price of RTP ordinary shares-purchased pursuant to a contract shall be an aggregate price equal to the-
        average of the middle market quotations for RTP ordinary shares as derived-from the London Stock Exchange Daily Official List during the period of five-business days immediately prior to such purchase multiplied by the number of-RTP ordinary shares the subject of the contract or such lower aggregate price-as may be agreed between the Company and Rio Tinto Limited, being not less-than one penny
13      Approve the general meeting other than an AGM may be called on      Management    For       For
        not less than 14 clear days notice

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

NESTLE S A

SECURITY        H57312649      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   15-Apr-2010
ISIN            CH0038863350   AGENDA         702312567 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
        BLOCKING OF REGISTERED SHARES IS NOT A LEGAL REQUIREMENT IN THE     Non-Voting
        SWISS MARKET,-SPECIFIC POLICIES AT THE INDIVIDUAL SUB-CUSTODIANS
        MAY VARY. UPON RECEIPT OF T-HE VOTING INSTRUCTION, IT IS POSSIBLE
        THAT A MARKER MAY BE PLACED ON YOUR SHAR-ES TO ALLOW FOR
        RECONCILIATION AND RE-REGISTRATION FOLLOWING A TRADE. IF YOU
        H-AVE CONCERNS REGARDING YOUR ACCOUNTS, PLEASE CONTACT YOUR
        CLIENT SERVICE REPRE-SENTATIVE.
        PLEASE NOTE THAT THIS IS THE PART II OF THE MEETING NOTICE SENT     Non-Voting
        UNDER MEETING-603908 INCLUDING THE AGENDA. TO VOTE IN THE
        UPCOMING MEETING, YOUR NAME MUST B-E NOTIFIED TO THE COMPANY
        REGISTRAR AS BENEFICIAL OWNER BEFORE THE RE-REGISTRA-TION
        DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS THAT ARE SUBMITTED
        AFTER TH-E CUTOFF DATE WILL BE PROCESSED ON A BEST EFFORT BASIS.
        THANK YOU.
1.1     Approve the Annual Report, the financial statements of Nestle       Management    No
        S.A. and the consolidated financial statements of the Nestle                      Action
        Group for 2009
1.2     Approve the acceptance of the compensation report 2009              Management    No
                                                                                          Action
2.      Approve to release the Members of the Board of Directors and of     Management    No
        the Management                                                                    Action
3.      Approve the appropriation of profits resulting from the balance     Management    No
        sheet of Nestle S.A Retained earnings as specified provided that                  Action
        the proposal of the Board of Directors is approved, the gross dividend will amount to CHF 1.60 per share, representing a net amount of CHF 1.04 per share after payment of the Swiss
        withholding tax of 35% the last trading day with entitlement to receive the dividend is 16 APR 2010, the shares will be traded ex dividend as of 19 APR 2010, the net dividend will be payable as from 22 APR 2010
4.1.1   Re-elections of Mr. Peter Brabeck-Letmathe to the Board of          Management    No
        Directors for a term of 3 years                                                   Action
4.1.2   Re-elections of Mr. Steven G. Hoch, to the Board of Directors for   Management    No
        a term of 3 years                                                                 Action
4.1.3   Re-elections of Mr.Andre Kudelski to the Board of Directors for a   Management    No
        term of 3 years                                                                   Action
4.1.4   Re-elections of Mr.Jean-Rene Fourtou to the Board of Directors      Management    No
        for a term of 2 years                                                             Action
4.2.1   Elections of Mrs. Titia de Lange to the Board of Directors for a    Management    No
        term of 3 years                                                                   Action
4.2.2   Elections of Mr. Jean-Pierre Roth to the Board of Directors for a   Management    No
        term of 3 years                                                                   Action
4.3     Re-election of KPMG S.A., Geneva branch for a term of 1 year        Management    No
                                                                                          Action
5.      Approve the cancellation of 185,000.000 shares repurchased under    Management    No
        the share buy-back programme, and reduction of share capital by                   Action
        CHF 18,500.000, and amend the Article 3 of the Articles of
        Association as specified
6.      Amend the New Article 4 of the Articles of Association as           Management    No
        specified                                                                         Action

SAIPEM S P A

SECURITY        T82000117      MEETING TYPE   Ordinary General Meeting
TICKER SYMBOL                  MEETING DATE   16-Apr-2010
ISIN            IT0000068525   AGENDA         702295026 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
-       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM, THERE   Non-Voting
        WILL BE A-SECOND CALL ON 26 APR 2010. CONSEQUENTLY, YOUR VOTING
        INSTRUCTIONS WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA IS
        AMENDED. PLEASE BE ALSO-ADVISED THAT YOUR SHARES WILL BE BLOCKED
        UNTIL THE QUORUM IS MET OR THE-MEETING IS CANCELLED. THANK YOU.
1       Approve the financial statement at 31 DEC 2009, consolidated        Management    No
        financial statement at 31 DEC 2009; report of the Board of                        Action
        Directors, the Board of Auditors and Independent Auditors
2       Approve the allocation of profits                                   Management    No
                                                                                          Action
3       Approve the revocation of task of auditing to Pricewaterhouse and   Management    No
        assignment of task of auditing to Reconta Ernst Young                             Action

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

SYNGENTA AG, BASEL

SECURITY        H84140112      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   20-Apr-2010
ISIN            CH0011037469   AGENDA         702303164 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
        BLOCKING OF REGISTERED SHARES IS NOT A LEGAL REQUIREMENT IN THE     Non-Voting
        SWISS MARKET,-SPECIFIC POLICIES AT THE INDIVIDUAL SUB-CUSTODIANS
        MAY VARY. UPON RECEIPT OF T-HE VOTING INSTRUCTION, IT IS POSSIBLE
        THAT A MARKER MAY BE PLACED ON YOUR SHAR-ES TO ALLOW FOR
        RECONCILIATION AND RE-REGISTRATION FOLLOWING A TRADE. IF YOU
        H-AVE CONCERNS REGARDING YOUR ACCOUNTS, PLEASE CONTACT YOUR
        CLIENT SERVICE REPRE-SENTATIVE.
        PLEASE NOTE THAT THIS IS THE PART II OF THE MEETING NOTICE SENT     Non-Voting
        UNDER MEETING-610186 INCLUDING THE AGENDA. TO VOTE IN THE
        UPCOMING MEETING, YOUR NAME MUST B-E NOTIFIED TO THE COMPANY
        REGISTRAR AS BENEFICIAL OWNER BEFORE THE RE-REGISTRA-TION
        DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS THAT ARE SUBMITTED
        AFTER TH-E CUTOFF DATE WILL BE PROCESSED ON A BEST EFFORT BASIS.
        THANK YOU.
1.      Approve the annual report including annual accounts, compensation   Management    No
        report and accounts of the Group for 2009                                         Action
2.      Grant discharge to the Members of the Board of Directors and the    Management    No
        Management                                                                        Action
3.      Approve the appropriation of the balance profit of 2008 and         Management    No
        dividend resolution                                                               Action
4.1     Approve the partial amendment of the By-laws regarding the          Management    No
        creation of the authorized share capital                                          Action
4.2     Approve the partial amendment of the By-laws regarding the shares   Management    No
        certificates and book entry                                                       Action
4.3     Approve formal adjustments in Articles 9, 11 Paragraph 1, 17, 18,   Management    No
        24 Paragraph 1, 27 and 28 of the Articles of Association                          Action
5.1     Re-elect Mr. Michael Mack to the Board of Directors, for a three-   Management    No
        year term of office                                                               Action
5.2     Re-elect Mr. Jacques Vincent to the Board of Directors, for a       Management    No
        three-year term of office                                                         Action
6.      Election of Ernst and Young AG as the Auditors, for the business    Management    No
        year 2010                                                                         Action

DANONE, PARIS

SECURITY        F12033134      MEETING TYPE   MIX
TICKER SYMBOL                  MEETING DATE   22-Apr-2010
ISIN            FR0000120644   AGENDA         702273145 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
-       French Resident Shareowners must complete, sign and forward the     Non-Voting
        Proxy Card-directly to the sub custodian. Please contact your
        Client Service-Representative to obtain the necessary card, account details and directions.-The following applies to Non-
        Resident Shareowners: Proxy Cards: Voting-instructions will be forwarded to the Global Custodians that have become-Registered
        Intermediaries, on the Vote Deadline Date. In capacity as-
        Registered Intermediary, the Global Custodian will sign the Proxy
        Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
-       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS   Non-Voting
        ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN
        "AGAINST" VOTE.
-       PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS        Non-Voting
        AVAILABLE BY-CLICKING ON THE MATERIAL
        URL-LINK-https://balo.journal-
        officiel.gouv.fr/pdf/2010/0301/201003011000503.pdf
O.1     Approve the Company's financial statements for the FYE on 31 DEC    Management    No
        2009                                                                              Action
O.2     Approve the consolidated financial statements for the FYE on 31     Management    No
        DEC 2009                                                                          Action
O.3     Approve the allocation of income for the FYE on 31 DEC 2009 and     Management    No
        setting of the dividend at EUR 1.20 per share                                     Action
O.4     Approve the renewal of Mr. Franck RIBOUD's term as a Board member   Management    No
                                                                                          Action
O.5     Approve the renewal of Mr. Emmanuel FABER's term as a Board member  Management    No
                                                                                          Action
O.6     Approve the renewal of the Company PricewaterhouseCoopers Audit     Management    No
        as a permanent Statutory Auditor                                                  Action
O.7     Appointment of the Cabinet Ernst & Young et Autres as a permanent   Management    No
        Statutory                                                                         Action
O.8     Appointment of Mr. Yves NICOLAS as a substitute Statutory Auditor   Management    No
                                                                                          Action
O.9     Appointment of the Company Auditex as a substitute Statutory        Management    No
        Auditor                                                                           Action

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

O.10    Approve the agreements under the Statutory Auditors' special        Management    No
        report                                                                            Action
O.11    Approve the agreements and Undertakings pursuant to Articles L.     Management    No
        225-38 and L. 225-42-1 of the Commercial Code relating to Mr.                     Action
        Franck RIBOUD
O.12    Approve the agreements and Undertakings pursuant to Articles L.     Management    No
        225-38 and L. 225-42-1 of the Commercial Code relating to Mr.                     Action
        Emmanuel FABER
O.13    Approve the agreements and Undertakings pursuant to Articles L.     Management    No
        225-38 and L. 225-42-1 of the Commercial Code relating to Mr.                     Action
        Bernard HOURS
O.14    Authorize the Board of Directors to purchase, hold or transfer      Management    No
        Company's shares                                                                  Action
E.15    Authorize the Board of Directors to carry out allocations of        Management    No
        Company's existing shares or to be issued                                         Action
E.16    Amend Article 26 II of the Statutes relating to the limitation of   Management    No
        the voting rights                                                                 Action
E.17    Grant powers for the formalities                                    Management    No
                                                                                          Action

ANGLO AMERN PLC

SECURITY        G03764134      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   22-Apr-2010
ISIN            GB00B1XZS820   AGENDA         702293882 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
1       Receive the financial statements of the Company and the group and   Management    For       For
        the reports of the Directors and Auditors for the YE 31 DEC 2009
2       Election of Sir Philip Hampton as a Director of the Company         Management    For       For
3       Election of Ray O'Rourke as a Director of the Company               Management    For       For
4       Election of Sir John Parker as a Director of the Company            Management    For       For
5       Election of Jack Thompson as a Director of the Company              Management    For       For
6       Re-election of Cynthia Carroll as a Director of the Company         Management    For       For
7       Re-election of Nicky Oppenheimer as a Director of the Company       Management    For       For
8       Re-appointment of Deloitte LLP as the Auditors of the Company for   Management    For       For
        the ensuing year
9       Authorize the Directors to determine the remuneration of the        Management    For       For
        Auditors
10      Approve the Director's remuneration report for the YE 31 DEC 2009   Management    For       For
        set out in the annual report
11      Approve that the authority conferred on the Directors by Article    Management    For       For
        9.2 of the Company's new Articles as defined in Resolution 14 to be adopted at the conclusion of this AGM pursuant to Resolution
        14 be renewed upon the new Articles becoming effective for the period ending at the end of the AGM in 2011 or on 30 JUN 2011, whichever is the earlier and for such period the Section 551 amount shall be USD 72.3 million; such authority shall be in substitution for all previous authorities pursuant to section 551 of the Companies Act 2006
S.12    Approve, subject to the passing of Resolution 11 above, to renew    Management    For       For
        the power conferred on the Directors by Article 9.3 of the
        Company's New Articles to be adopted at the conclusion of the AGM pursuant to Resolution 14 upon the New Articles becoming
        effective for the period referred to in such resolution and for such period the Section 561 amount shall be USD 36.1 million;
        such authority shall be in substitution for all previous powers pursuant to Section 561 of the Companies Act 2006
S.13    Authorize the Company, pursuant to Section 701 of the Companies     Management    For       For
        Act 2006, to make market purchases with in the meaning of Section
        693 of the Companies Act 2006 of ordinary shares of 54 86/91 US cents each in the capital of the Company provided that, the maximum number of ordinary shares of 54 86/31 US cents each in the capital of the Company to be acquired is 197.3 million, at a minimum price which may be paid for an ordinary share is 54 86/91
        US cents and the maximum price which may be paid for an ordinary share is an amount equal to the higher of 105% of the average of the middle market quotation for an ordinary share, as derived from the London Stock Exchange Daily Official List, CONTD
-       CONTD for the 5 business days immediately preceding the day on      Non-Voting
        which such-ordinary share is contracted to be purchased and the highest current bid as-stipulated by Article 5(1) of the Buy-back and stabilization regulations-2003; Authority expires at the conclusion of the AGM of the Company in 2011-except in relation to the purchase of ordinary shares the contract for which-was concluded before the expiry of such authority and which might be executed-wholly or partly after such expiry unless such authority is renewed prior to-such time
S.14    Amend the Articles of Association of the Company by deleting all    Management    For       For
        the provisions of the Company's Memorandum of Association by virtue of Section 28 of the Companies Act 2006, are to be treated as provisions of the Company's Articles of Association; and adopt the Articles of Association of the Company to the meeting and initialed by the Chairman of the meeting for the purpose of identification the 'New Articles' in substitution for, and to the exclusion of the existing Articles of Association
S.15    Approve that a general meeting other than the AGM may be called     Management    For       For
        on not less than 14 clear days' notice

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

HEINEKEN NV

SECURITY        N39427211      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   22-Apr-2010
ISIN            NL0000009165   AGENDA         702317341 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
-       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING AT THIS GENERAL     Non-Voting
        MEETING ARE-RELAXED AS THERE IS A REGISTRATION DEADLINE / RECORD
        DATE ASSOCIATED WITH-THIS MEETING. THANK YOU.
-       Opening                                                             Non-Voting
1.a     Receive the report for the FY 2009                                  Non-Voting
1.b     Adopt the financial statements for the FY 2009                      Management    For       For
1.c     Approve the appropriation of the balance of the income statement    Management    For       For
        in accordance with Article 12 paragraph 7 of the Company's
        Articles of Association
1.d     Grand discharge to the Members of the Executive Board               Management    For       For
1.e     Grand discharge to the Members of the Supervisory Board             Management    For       For
2       Approve the acquisition of 100% of the beer operations of Fomento   Management    For       For
        Economico Mexicano, S.A.B. de C.V (FEMSA) via an all share transaction
3.a     Authorize the Managing Board, subject to the approval of the        Management    For       For
        Supervisory Board, to cause the Company to acquire its own shares for valuable consideration, up to a maximum number which, at the time of acquisition, the Company is permitted to acquire pursuant to the provisions of Section 98, Subsection 2, of Book 2 of the
        Netherlands Civil Code; such acquisition may be effected by means of any type of contract, including stock exchange transactions and private transactions; the price must lie between the nominal value of the shares and an amount equal to 110% of the market price; by 'market price ' is understood the opening price reached by the shares on the date of acquisition, as evidenced by the official price list of Euronext Amsterdam NV; [Authority expires after 18 months commencing on 22 APR 2010]
3.b     Approve to designate the Managing Board, subject to the approval    Management    For       For
        of the Supervisory Board, for a period of 18 months as the body which is authorised, to resolve to issue shares to FEMSA [and its affiliates] up to a number of shares not exceeding 86,029,019 shares in exchange for the transfer by FEMSA of its beer
        operations [consisting of all shares of common stock in FEMSA
        Cerveza held by FEMSA and its affiliates'] to the Company and subject to FEMSA [and its affiliates] transferring 43,018,320 of these new shares to Heineken Holding N.V. in exchange for
        43,018,320 new Heineken Holding N.V. shares to be issued to FEMSA
        [and its affiliates]
3.c     Approve to designate the Managing Board, subject to the approval    Management    For       For
        of the Supervisory Board, for a period of 18 months as the body which is authorised to resolve to issue shares up to a number of shares not exceeding 10% of the number of issued shares in the capital of the Company; the authorisation may be used in
        connection with the Long-Term Incentive Plan for the Members of the Executive Board and the Long-Term Incentive Plan for the
        Senior Management, but may also serve other purposes,such as the issue of those of the allotted shares that will not be
        repurchased under Resolution 3.a and other acquisitions
3.d     Authorize the Executive Board to restrict or exclude shareholders   Management    For       For
        pre-emptive rights
4       Corporate governance, comply or explain report                      Non-Voting
5.a     Approve the adjustments to the Remuneration Policy for the          Management    For       For
        Executive Board
5.b     Approve the related amendment to the Long Term Incentive Plan for   Management    For       For
        the Executive Board
6.a     Appointment of Mr. J.A. Fernandez Carbajal as a Member of the       Management    For       For
        Supervisory
6.b     Appointment of Mr. J.G. Astaburuaga Sanjines as a Member of the     Management    For       For
        Supervisory
6.c     Re-appoint Mr. C.J.A. van Lede as a Member of the Supervisory       Management    For       For
        Board
6.d     Re-appoint Mr. J.M. de Jong as a Member of the Supervisory Board    Management    For       For
6.e     Re-appoint Mrs. A.M. Fentener van Vlissingen as a Member of the     Management    For       For
        Supervisory Board
-       Closing                                                             Non-Voting
        PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN TEXT OF        Non-Voting
        RESOLUTIONS 3.A,-3.B AND 3.C. IF YOU HAVE ALREADY SENT IN YOUR
        VOTES, PLEASE DO NOT RETURN THIS-PROXY FORM UNLESS YOU DECIDE TO
        AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

PETROLEO BRASILEIRO S.A. - PETROBRAS

SECURITY        71654V408      MEETING TYPE   Annual
TICKER SYMBOL                  MEETING DATE   22-Apr-2010
ISIN            US71654V4086   AGENDA         933245284 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
O1      MANAGEMENT REPORT, FINANCIAL STATEMENTS AND AUDIT COMMITTEE'S       Management    For       For
        OPINION FOR THE FISCAL YEAR 2009
O2      CAPITAL EXPENDITURE BUDGET FOR THE FISCAL YEAR 2010                 Management    For       For
O3      DISTRIBUTION OF RESULTS FOR THE FISCAL YEAR 2009                    Management    For       For
O4      ELECTION OF MEMBERS OF THE BOARD OF DIRECTORS                       Management    For       For
O5      ELECTION OF CHAIRMAN OF THE BOARD OF DIRECTORS                      Management    For       For
O6      ELECTION OF MEMBERS OF THE AUDIT BOARD AND THEIR RESPECTIVE         Management    For       For
        SUBSTITUTES
O7      ESTABLISHMENT OF THE COMPENSATION OF MANAGEMENT AND EFFECTIVE       Management    For       For
        MEMBERS OF THE AUDIT COMMITTEE, AS WELL AS THEIR PARTICIPATION IN
        THE PROFITS PURSUANT TO ARTICLES 41 AND 56 OF THE BYLAWS.
E1      INCREASE IN THE CAPITAL STOCK THROUGH THE INCORPORATION OF PART     Management    For       For
        OF THE REVENUE RESERVES AND PROFIT RESERVES.
E2      THE WAIVER OF THE PREFERENCE RIGHT AT THE QUATTOR PARTICIPACOES     Management    For       For
        S.A. EQUITY ISSUANCE, AS A RESULT OF THE ACQUISITION OF THE
        STAKES HELD BY UNIAO DE INDUSTRIAS PETROQUIMICAS S.A.

GALP ENERGIA SGPS- S.A

SECURITY        X3078L108      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   26-Apr-2010
ISIN            PTGAL0AM0009   AGENDA         702312428 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
1       Ratify the cooptation of the Directors for the Board of Directors   Management    No
                                                                                          Action
2       Approve to resolve on the Management consolidated report,           Management    No
        individual and consolidated accounts, for the year 2009, as well                  Action
        as remaining reporting documents
3       Approve to resolve on the proposal for application of profits       Management    No
                                                                                          Action
4       Approve to resolve on the Companies governance                      Management    No
        report                                                                            Action
5       Approve to resolve on a general appraisal of the Company's          Management    No
        Management and Supervision                                                        Action
6       Approve the statement on the remuneration policy                    Management    No
                                                                                          Action

ORASCOM TELECOM S A E

SECURITY        68554W205      MEETING TYPE   Ordinary General Meeting
TICKER SYMBOL                  MEETING DATE   26-Apr-2010
ISIN            US68554W2052   AGENDA         702366356 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
1.      Ratify and approve the Board of Directors report on the Company's   Management    No
        activity during the FYE 31 DEC 2009                                               Action
2.      Approve the financial statements of the FYE 31 DEC 2008 and         Management    No
        ratification of the general balance sheet and the profits and                     Action
        loss accounts of the FYE 31 DEC 2009
3.      Ratify the Auditor's report of the FYE 31 DEC 2008                  Management    No
                                                                                          Action
4.      Approve the distribution of profits of the FYE 31 DEC 2009          Management    No
                                                                                          Action
5.      Grant discharge to the Chairman and the Board Members regarding     Management    No
        the FYE 31 DEC 2009                                                               Action
6.      Approve and specification of the BM's compensation and allowances   Management    No
        regarding the FYE 31 DEC 2010                                                     Action
7.      Appointment of the Company's Auditor during the YE 31 DEC 2010      Management    No
        and approve to determine his annual professional fees                             Action
8.      Approve the delegation of the Board of Directors to conclude        Management    No
        related parties agreements with subsidiaries and affiliates                       Action
9.      Approve the delegation of the Board of Directors to conclude        Management    No
        loans and mortgages and to issue securities for lenders regarding                 Action
        the Company and its subsidiaries and affiliates
10.     Approve and recognition of the donations made during the FY 2008    Management    No
        and authorize the Board of Directors to make donations during the                 Action
        FY 2010
11.     Approve the amendments introduced to the Board of Director's        Management    No
        Constitution                                                                      Action
        PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM, THERE   Non-Voting
        WILL BE A SE-COND CALL ON 03 MAY 2010. CONSEQUENTLY, YOUR VOTING
        INSTRUCTIONS WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
        IS AMENDED. THANK YOU.

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

SYNTHES INC

SECURITY        87162M409      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   28-Apr-2010
ISIN            US87162M4096   AGENDA         702335298 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
1       Report on the business year 2009                                    Non-Voting
2       Guest speech: Dr. Kurt Altermatt president Executive Committee,     Non-Voting
        Solothurner Sp-italer AG
3       Approve the report on the FY, the annual accounts and the           Management    For       For
        consolidated accounts for 2009
4       Approve a dividend of CHF 1.35 per share subject to applicable      Management    For       For
        withholding tax to be paid free of charges starting 05 MAY 2010
5.1     Re-election of Charles Hedgepeth as a Member to the Board of        Management    For       For
        Directors
5.2     Re-election of Amin Khoury as a Member to the Board of Directors    Management    For       For
5.3     Re-election of Jobst Wagner as a Member to the Board of Directors   Management    For       For
5.4     Election of Daniel Eicher as a Member to the Board of Directors     Management    For       For
6       Ratify the selection of Ernst and Young as the Auditors for 2010    Management    For       For
7       Miscellaneous                                                       Non-Voting

BRITISH AMERN TOB PLC

SECURITY        G1510J102      MEETING TYPE   Annual General Meeting
TICKER SYMBOL   BTI            MEETING DATE   28-Apr-2010
ISIN            GB0002875804   AGENDA         702338131 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
        PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 647102 DUE TO   Non-Voting
        CHANGE IN VOTING STATUS. ALL VOTES RECEIVED ON THE PREVIOUS
        MEETING WILL BE DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
        THIS MEETING NOTICE. THANK YOU.
1.      Receive the accounts and the reports of the Directors and           Management    For       For
        Auditors for the YE 31 DEC 2009
2.      Approve the remuneration report of the Directors for the YE 31      Management    For       For
        DEC 2009
3.      Declare a final dividend of 71.6p per ordinary share in respect     Management    For       For
        of the YE 31 DEC 2009, payable on 06 MAY 2010 to shareholders on the register at the close of business on 12 MAR 2010
4.      Re-appoint PricewaterhouseCoopers LLP as the Company's Auditors     Management    For       For
5.      Authorize the Directors to agree on the Auditors' remuneration      Management    For       For
6.a     Re-appoint Dr. Ana Maria Llopis as a Director who retires by        Management    For       For
        rotation
6.b     Re-appoint Christine Morin-Postel as a Director who retires by      Management    For       For
        rotation
6.c     Re-appoint Anthony Ruys as a Director who retires by rotation       Management    For       For
7.      Re-appoint Richard Burrows as a Director                            Management    For       For
8.      Authorize the Directors, in accordance with Section 551 of the      Management    For       For
        Companies Act 2006, to allot shares in the Company and to grant rights to subscribe for, or to convert any security into, shares in the Company ("Rights"): (a) up to an aggregate nominal amount of GBP 166,391,574; and (b) up to a further aggregate nominal amount of GBP 166,391,574 provided that: (i) they are equity securities (within the meaning of Section 560(1) of the Companies
        Act 2006); and (ii) they are offered by way of a rights issue to holders ("shareholders") of ordinary shares of 25p each in the capital of the Company ("ordinary shares") on the register of members at such record dates as the Directors may determine where the equity securities respectively attributable to the interests of the shareholders CONTD
-       CONTD are proportionate to the respective numbers of ordinary       Non-Voting
        shares held or d-eemed to be held by them on any such record dates, subject to such exclusions-or other arrangements as the
        Directors may deem necessary or expedient to deal-with treasury shares, fractional entitlements or legal or practical problems-
        arising under the laws of any overseas territory or the
        requirements of any re-gulatory body or stock exchange or by virtue of shares being represented by de-positary receipts or any other matter, provided that this; Authority shall exp-ire on the date of the next AGM of the Company after the passing of this
        Resol- ution or, if earlier, on 28 JUL 2011 ; save that the
        Company shall be entitled-to make offers or agreements before the expiry of such authority which would-or might require shares to be allotted or Rights to be granted
S.9     Authorize the Directors, pursuant to Sections 570 and 573 of the    Management    For       For
        Companies Act 2006, to allot equity securities (within the meaning of Section 560 of that Act) for cash either pursuant to the authority conferred by Resolution 8 above or by way of a sale of treasury shares as if Section 561(1) of that Act did not apply to any such allotment, provided that this power shall be limited to: (a) the allotment of equity securities in connection with an offer of securities (but in the case of the authority granted under paragraph (b) of Resolution 8 by way of rights issue only)
        in favor of the holders ("shareholders") of ordinary shares of
        25p each in the capital of the Company ("ordinary shares") on the register of members at such record dates as the Directors may determine where the equity securities respectively attributable to the interests CONTD

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

-       CONTD of the shareholders are proportionate (as nearly as may be    Non-Voting
        practicable)-to the respective numbers of ordinary shares held or deemed to be held by them-on any such record dates, subject to such exclusions or other arrangements as-the Directors may deem necessary or expedient to deal with treasury shares, f- ractional entitlements or legal or practical problems arising under the laws o-f any overseas territory or the requirements of any regulatory body or stock e-xchange or by virtue of shares being represented by depositary receipts or any-other matter; and (b)
        the allotment (otherwise than pursuant to paragraph (a)-of this
        Resolution 9) to any person or persons of equity securities up to an-aggregate nominal amount of GBP 24,958,736 and shall expire upon the expiry of-the general authority conferred by CONTD
-       CONTD Resolution 8 above, save that the Company shall be entitled   Non-Voting
        to make offe-rs or agreements before the expiry of such power which would or might require-equity securities to be allotted after such expiry and the Directors shall be-entitled to allot equity securities pursuant to any such offer or agreement as-if the power conferred hereby had not expired
S.10    Authorize the Company, for the purposes of Section 701 of the       Management    For       For
        Companies Act 2006, to make market purchases (within the meaning of Section 693 (4) of that Act ) of ordinary shares of 25p each in the capital of the Company ("ordinary shares") provided that:
        (a) the maximum number of ordinary shares that may be purchased is 199.6 million representing approximately 10% of the issued ordinary share capital of the Company as at 19 March 2010; (b)
        the minimum price that may be paid for an ordinary share is 25p;
        (c) the maximum price that may be paid for an ordinary share is an amount equal to 105% of the average of the middle-market prices shown in the quotation for an ordinary share as derived from the London Stock Exchange Daily Official List for the five business days immediately preceding the day on which the ordinary
        CONTD
-       CONTD share is contracted to be purchased; Authority shall expire   Non-Voting
        on the date-of the next AGM of the Company after the passing of this Resolution or, if ear-lier, on 28 JUL 2011 ; and the Company shall be entitled to make offers or agr-eements before the expiry of such authority which would or might require share-s to be allotted or Rights to be granted (e) the Company may enter into a cont-ract to purchase its ordinary shares under this authority prior to its expiry,-which contract will or may be executed wholly or partly after such expiry, an-d may purchase its
        ordinary shares in pursuance of any such contract
S.11    Approve that a general meeting, other than an AGM, may be called    Management    For       For
        on not less than 14 clear days' notice
S.12    Adopt, with effect from the end of the meeting, pursuant to         Management    For       For
        Resolution 13 being passed, the form of the Articles of
        Association produced to the meeting (the "New Articles") as the
        Articles of Association of the Company in substitution for, and to the exclusion of, the existing Articles of Association of the
        Company; and, if Resolution 13 has not been passed, adopt the New
        Articles as the Articles of Association of the Company in
        substitution for, and to the exclusion of, the existing Articles of Association of the Company save that Article 113 of the existing Articles of Association shall be retained as Article 113 in the new Articles of Association
S.13    Approve, that with effect from the end of the meeting: if           Management    For       For
        Resolution 12 has been passed, the new Articles of Association of the Company, adopted with effect from the end of the meeting, shall include the changes to Article 113 as set out in the New
        Articles; and, if Resolution 12 has not been passed, amend the existing Articles of Association of the Company by substituting
        Article 113 as set out in the New Articles for, and to the
        exclusion of, Article 113 of the existing Articles of Association of the Company

BOUYGUES, PARIS

SECURITY        F11487125      MEETING TYPE   MIX
TICKER SYMBOL                  MEETING DATE   29-Apr-2010
ISIN            FR0000120503   AGENDA         702283603 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
        PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS   Non-Voting
        ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN
        "AGAINST" VOTE.
        French Resident Shareowners must complete, sign and forward the     Non-Voting
        Proxy Card-directly to the sub custodian. Please contact your
        Client Service-Representative to obtain the necessary card, account details and directions.-The following applies to Non-
        Resident Shareowners: Proxy Cards: Voting-instructions will be forwarded to the Global Custodians that have become-Registered
        Intermediaries, on the Vote Deadline Date. In capacity as-
        Registered Intermediary, the Global Custodian will sign the Proxy
        Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representati-ve
o.1     Approve the annual accounts for the year 2009                       Management    For       For
o.2     Approve the consolidated accounts and operations for the year 2009  Management    For       For
o.3     Approve to allocate the result and setting of the dividend          Management    For       For
o.4     Approve regulated agreements and commitments                        Management    For       For

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

o.5     Approve the renewal of the Director's mandate held by Monsieur      Management    For       For
        Lucien Douroux
o.6     Approve the renewal of the Director's mandate held by Monsieur      Management    For       For
        Yves Gabriel
o.7     Approve the renewal of the Director's mandate held by Monsieur      Management    For       For
        Patrick Kron
o.8     Approve the renewal of the Director's mandate held by Monsieur      Management    For       For
        Jean Peyrelevade
o.9     Approve the renewal of the Director's mandate held by Monsieur      Management    For       For
        Francois-Henri Pinault
o.10    Approve the renewal of the Director's mandate held by SCDM          Management    For       For
o.11    Appointment of Madame Colette Lewiner as a Director                 Management    For       For
o.12    Election of a Director who is a Member of the Supervisory Board     Management    For       For
        of one of the Communal Placement funds representing shareholders who are employees
o.13    Election of a Director who is a Member of the Supervisory Board     Management    For       For
        of one of the Communal Placement Funds representing shareholders who are employees
o.14    Approve the renewal of the Censor's mandate of Monsieur Alain       Management    For       For
        Pouyat
o.15    Approve the renewal of auditors' Mazars mandate                     Management    For       For
o.16    Appointment of an Additional Auditor, Monsieur Philippe Castagnac   Management    For       For
o.17    Authorize the Board of Directors to allow the Company to operate    Management    For       For
        using its equity
e.18    Authorize the Board of Directors to reduce capital stock by         Management    For       For
        canceling shares
e.19    Authorize the Board of Directors to go ahead, in favor of           Management    For       For
        salaried employees, and social agents of the Company or Companies within its group, or certain categories of them, with free allocations of existing shares or ones to be issued
e.20    Authorize the Board of Directors to issue share subscription        Management    For       For
        vouchers during a public offer concerning Company securities
e.21    Authorize the Board of Directors to increase capital stock during   Management    For       For
        a public offer
e.22    Amend the Articles of Association                                   Management    For       For
e.23    Powers for formalities                                              Management    For       For
-       Please note that important additional meeting information is        Non-Voting
        available by-clicking on the material URL link -
        https://balo.journal-
        -officiel.gouv.fr/pdf/2010/0308/201003081000603.pdf
        PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN MEETING        Non-Voting
        TYPE. IF YOU HAVE-ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
        RETURN THIS PROXY FORM UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
        INSTRUCTIONS. THANK YOU.

ASTRAZENECA PLC, LONDON

SECURITY        G0593M107      MEETING TYPE   Annual General Meeting
TICKER SYMBOL   AZN            MEETING DATE   29-Apr-2010
ISIN            GB0009895292   AGENDA         702296410 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
1.      Receive the Company's accounts and the reports of the Directors     Management    For       For
        and the Auditor for the YE 31 DEC 2009
2.      Approve to confirm the first interim dividend of USD 0.59 [36       Management    For       For
        pence, SEK 4.41] per ordinary share and to confirm as the final dividend for 2009 the second interim dividend of USD 1.71 [105.4 pence, SEK 12.43] per ordinary share
3.      Re-appoint KPMG Audit Plc, London as the Auditor of the Company     Management    For       For
4.      Authorize the Directors to agree the remuneration of the Auditor    Management    For       For
5.A     Re-elect Louis Schweitzer as a Director in accordance with          Management    For       For
        Article 65 of the Company's Articles of Association, who retires at the AGM in 2011
5.B     Re-elect David Brennan as a Director in accordance with Article     Management    For       For
        65 of the Company's Articles of Association, who retires at the
        AGM in 2011
5.C     Re-elect Simon Lowth as a Director in accordance with Article 65    Management    For       For
        of the Company's Articles of Association, who retires at the AGM in 2011
5.D     Re-elect Jean Philippe Courtois as a Director in accordance with    Management    For       For
        Article 65 of the Company's Articles of Association, who retires at the AGM in 2011
5.E     Re-elect Jane Henney as a Director in accordance with Article 65    Management    For       For
        of the Company's Articles of Association, who retires at the AGM in 2011
5.F     Re-elect Michele Hooper as a Director in accordance with Article    Management    For       For
        65 of the Company's Articles of Association, who retires at the
        AGM in 2011
5.G     Re-elect Rudy Markham as a Director in accordance with Article 65   Management    For       For
        of the Company's Articles of Association, who retires at the AGM in 2011
5.H     Re-elect Dame Nancy Rothwell as a Director in accordance with       Management    For       For
        Article 65 of the Company's Articles of Association, who retires at the AGM in 2010
5.I     Re-elect John Varley as a Director in accordance with Article 65    Management    For       For
        of the Company's Articles of Association, who retires at the AGM in 2011

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

5.J     Re-elect Marcus Wallenberg as a Director in accordance with         Management    For       For
        Article 65 of the Company's Articles of Association, who retires at the AGM in 2011
6.      Approve the Directors' remuneration report for the YE 31 DEC 2009   Management    For       For
7.      Authorize the Company and to make donations to Political Parties    Management    For       For
        and to political organizations other than political parties; and
        incur political expenditure, during the period commencing on the date of this resolution and ending on the date the of the
        Company's next AGM, provided that in each case any such donation and expenditure made by the Company or by any such subsidiary shall not exceed USD 250,000 per Company and together with those made by any subsidiary and the Company shall not exceed in aggregate USD 250,000, as specified
8.      Authorize the Directors , pursuant to Section 551 of the            Management    For       For
        Companies Act 2006 to: (i) allot shares in the Company, and to grant rights to subscribe for or to convert any security into shares in the Company: up to an aggregate nominal amount of USD
        121,034,506; and comprising equity securities [as specified in the Companies Act 2006] up to an aggregate nominal amount of USD
        242,069,013 [including within such limit any shares issued or rights granted in this resolution] in connection with an offer by way of a rights issue: (i) to holders of ordinary shares in proportion [as nearly as may be practicable] to their existing holdings; and (ii) to people who are holders of other equity securities if this is required by the rights of those securities or, if the Directors consider it necessary, as permitted by the rights of those securities; and so that the Directors may impose any limits or restrictions and make any arrangements which they consider necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, legal, regulatory or practical problems in, or under the laws of, any territory or any other matter; [Authority expires the earlier of the conclusion of the AGM of the Company in 29 JUN 2010]; the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry;
        subject to this resolution, all existing authorities given to the
        Directors pursuant to Section 80 of the Companies Act 1985 or
        Section 551 of the Companies Act 2006 by way of the ordinary resolution of the Company passed on 30 APR 2009 be revoked by this resolution; and this resolution shall be without prejudice to the continuing authority of the Directors to allot shares, or grant rights to subscribe for or convert any security into shares, pursuant to an offer or agreement made by the Company before the expiry of the authority pursuant to which such offer or agreement was made
S.9     Approve, subject to the passing of Resolution 8 as specified in     Management    For       For
        the Notice of AGM of the Company convened for 29 APR 2010 and in place of the power given to them pursuant to the special
        resolution of the Company passed on 30 APR 2009 and authorize the
        Directors, pursuant to Section 570 and section 573 of the
        Companies Act 2006 to allot equity securities [as specified in the Companies Act 2006] for cash, pursuant to the authority conferred by Resolution 8 in the Notice of AGM as if Section
        561(1) of the Act did not apply to the allotment this power:
        expires [unless previously renewed, varied or revoked by the
        Company in general meeting] at the end of the next AGM of the
        Company after the date on which this resolution is passed [or, if earlier, at the close of business on 29 JUN 2011], but the
        Company may make an offer or agreement which would or might require equity securities to be allotted after expiry of this power and the Directors may allot equity securities in pursuance of that offer or agreement as if this power had not expired; and
        shall be limited to the allotment of equity securities in
        connection with an offer of equity securities [Authority expires the earlier of the conclusion of the AGM of the Company in 29 JUN
        2010]: (i) to the ordinary shareholders in proportion [as nearly as may be practicable] to their existing
        holdings; and (ii) to people who hold other equity securities, if this is required by the rights of those securities or, if the
        Directors consider it necessary, as permitted by the rights of those securities, and so that the Directors may impose any limits or restrictions and make any arrangements which they consider necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, legal, regulatory or practical problems in, or under the laws of, any territory or any other matter; and (c) in the case of the authority granted under
        Resolution 8 shall be limited to the allotment of equity
        securities for cash otherwise than pursuant to this resolution up to an aggregate nominal amount of USD 18,155,176; this power applies in relation to a sale of shares which is an allotment of equity securities by virtue of Section 560(3) of the Companies
        Act 2006 as if in the first paragraph of this resolution the words "pursuant to the authority conferred by Resolution 8 in the
        Notice of AGM" were omitted

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

S.10    Authorize the Company, to make market purchases [within the         Management    For       For
        meaning of section 693(4) of the Companies Act 2006] of its ordinary shares of USD 0.25 each in the capital of the Company provided that the maximum number of ordinary shares which may be purchased is 145,241,408; the minimum price [exclusive of
        expenses] which may be paid for each ordinary share is USD 0.25;
        and the maximum price [exclusive of expenses] which may be paid for each ordinary share is the higher of: (i) an amount equal to
        105% of the average of the middle market quotations for an ordinary share of the Company as derived from the London Stock
        Exchange Daily Official List for the 5 business days immediately preceding the day on which the ordinary share is contracted to be purchased; and (ii) an amount equal to the higher of the price of the last independent trade of an ordinary share and the highest current independent bid for an ordinary share as derived from the
        London Stock Exchange Trading System; [authority shall expire at the conclusion of the AGM of the Company held in 2011 or, if earlier, at the close of business on 29 JUN 2011] [except in relation to the purchase of shares the contract for which was concluded before the expiry of such authority and which might be executed wholly or partly after such expiry]
S.11    Approve the general meeting other than an AGM may be called on      Management    For       For
        not less than 14 clear days' notice
S.12    Amend the Articles of Association of the Company by deleting all    Management    For       For
        the provisions of the Company Memorandum of Association which, by virtue of Section 28 of the Companies Act 2006, are to be treated as provisions of the Company's Articles of Association; and the
        Articles of Association produced to the meeting and initialled by the Chairman of the meeting for the purpose of identification as the Articles of Association of the Company in substitution for, and to the exclusion of, the existing Articles of Association
13.     Approve the Directors rules of the AstraZeneca Investment Plan      Management    For       For
        [Plan], the main features of which are as specified, and,
        authorize the Directors, to do all such acts and things as they may consider necessary or expedient to carry the Plan into effect and to establish one or more schedules to the Plan as they consider necessary in relation to employees in jurisdictions outside the United Kingdom, with any modifications necessary or desirable to take account of local securities laws, exchange control and tax legislation, provided that any ordinary shares of the Company made available under any schedule are treated as counting against the relevant limits on individual and overall participation under the Plan
        PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION OF VOTING      Non-Voting
        OPTIONS COMMENT-. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
        DO NOT RETURN THIS PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
        ORIGINAL INSTRUCTIONS. THANK YOU.
        PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR     Non-Voting
        'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.

TECHNIP (EX-TECHNIP-COFLEXIP), PARIS

SECURITY        F90676101      MEETING TYPE   MIX
TICKER SYMBOL                  MEETING DATE   29-Apr-2010
ISIN            FR0000131708   AGENDA         702317416 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
-       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS   Non-Voting
        ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN
        "AGAINST" VOTE.
-       French Resident Shareowners must complete, sign and forward the     Non-Voting
        Proxy Card-directly to the sub custodian. Please contact your
        Client Service-Representative to obtain the necessary card, account details and directions.-The following applies to Non-
        Resident Shareowners: Proxy Cards: Voting-instructions will be forwarded to the Global Custodians that have become-Registered
        Intermediaries, on the Vote Deadline Date. In capacity as-
        Registered Intermediary, the Global Custodian will sign the Proxy
        Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your-representative.
-       PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS        Non-Voting
        AVAILABLE BY-CLICKING ON THE MATERIAL URL
        LINK:-https://balo.journal-
        officiel.gouv.fr/pdf/2010/0324/201003241000827.pdf
O.1     Approve the annual accounts for the YE 31 DEC 2009                  Management    For       For
O.2     Approve the allocation of the result for the YE 31 DEC 2009         Management    For       For
O.3     Approve the consolidated accounts for the YE 31 DEC 2009            Management    For       For
O.4     Approve t he Special Auditors' report on the regulated agreements   Management    For       For
        specified in Articles L. 225-35 et sequence of the Code du
        Commerce Commercial Code
O.5     Approve the Directors' fees                                         Management    For       For
O.6     Appointment of Ernst & Young Et Autres as an Auditor                Management    For       For
O.7     Appointment of PricewaterhouseCoopers Audit as an Auditor           Management    For       For

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

O.8     Appointment of Auditex as an Assistant Auditor                      Management    For       For
O.9     Appointment of Yves Nicolas as an Assistant Auditor                 Management    For       For
O.10    Ratify the head office transfer                                     Management    For       For
O.11    Authorize the Board of Directors to buy Company shares              Management    For       For
E.12    Authorize the Board of Directors to reduce capital stock by         Management    For       For
        canceling shares bought pack previously
E.13    Authorize the Board of Directors to allocate performance shares     Management    For       For
        firstly, to paid members of Technip staff and secondly, to paid
        Members of staff and Executive Directors of Companies affiliated to the Company as specified in Article L. 225-197-2 of the Code du Commerce
E.14    Authorize the Board of Directors to allocate performance shares     Management    For       For
        to the Chairman of the Board of Directors and/or the Chief
        Executive Officer of Technip, the Company's Executive Director
E.15    Authorize the Board of Directors to allocate share purchase         Management    For       For
        subscription options firstly, to paid members of Technip staff and secondly, to paid Members of staff and Executive Directors of
        Companies affiliated to the Company as specified in Article L.
        225-180 of the Code du Commerce
E.16    Authorize the Board of Directors to allocate share purchase         Management    For       For
        subscription options to the Chairman of the Board of Directors and/or the Chief Executive Officer of Technip, the Company's
        Executive Director
E.17    Authorize the Board of Directors to increase capital stock for      Management    For       For
        Members of a Company savings plan
EO.18   Powers for formalities                                              Management    For       For

HENNES & MAURITZ AB

SECURITY        W41422101      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   29-Apr-2010
ISIN            SE0000106270   AGENDA         702355733 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
        IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER         Non-Voting
        SIGNED POWER OF AT-TORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND
        EXECUTE YOUR VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
        POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-. IF YOU HAVE ANY
        QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
        MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION     Non-Voting
        FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL
        OWNERS, YOU WILL NEED TO PROVI-DE THE BREAKDOWN OF EACH
        BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION TO-YOUR CLIENT
        SERVICE REPRESENTATIVE. THIS INFORMATION IS REQUIRED IN ORDER
        FOR-YOUR VOTE TO BE LODGED
        PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN    Non-Voting
        AS A VALID VO-TE OPTION. THANK YOU
1       Opening of the AGM                                                  Non-Voting
2       The election of Lawyer Sven Unger as a Chairman for the AGM as      Non-Voting
        proposed by the-Election Committee
3       Address by Managing Director Karl-Johan Persson followed by an      Non-Voting
        opportunity to-ask questions about the Company
4       Establishment and the voting list                                   Non-Voting
5       Approval of the agenda                                              Non-Voting
6       The election of people to check the minutes                         Non-Voting
7       Examination of whether the meeting was duly convened                Non-Voting
8.a     Presentation of the annual accounts and the Auditors' report as     Non-Voting
        well as the co-nsolidated accounts and the consolidated Auditors'
        report, and the Auditors' s-tatement on whether the guidelines for remuneration to Senior Executives appli-cable since the last
        AGM have been specified
8.b     Statement by the Company's Auditor and the Chairman of the          Non-Voting
        Auditing Committee
8.c     Statement by the Chairman of the Board on the work of the Board     Non-Voting
8.d     Statement by the Chairman of the Election Committee on the work     Non-Voting
        of the Electio-n Committee
9.a     Adopt the income statement and the balance sheet as well as the     Management    For       For
        consolidated income statement and the consolidated balance sheet
9.b     Approve a dividend to the Shareholders of SEK 16.00 per share;      Management    For       For
        the Board of Directors has proposed Tuesday 04 MAY 2010 as the record date; if the resolution is passed, dividends are expected to be paid out by Euroclear Sweden AB on Friday 07 MAY 2010
9.c     Grant discharge to the Members of the Board and the Managing        Management    For       For
        Director from liability to the Company
10      Approve the establishment of the number of Board Members at 8 and   Management    For       For
        with no Deputy Board Members
11      Approve the establishment of fees to the Board and the Auditors     Management    For       For
        as specified
12      Election of Anders Dahlvig and Christian Sievert as the New         Management    For       For
        Members and re-elect Mia Brunell Livfors, Lottie Knutson, Sussi
        Kvart, Bo Lundquist, Stefan Persson and Melker Schorling;
        Chairman of the Board: re-election of Stefan Persson; Stig
        Nordfelt has declined re-election
13      Approve the establishment of principles for the Election            Management    For       For
        Committee and election of Members of the Election Committee as specified
14      Approve the resolution on share split and amend Section 4 of the    Management    For       For
        Articles of Association
15      Approve the guidelines for remuneration to Senior Executives as     Management    For       For
        specified
16      Closing of the AGM                                                  Non-Voting

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

BAYER AG, LEVERKUSEN

SECURITY        D0712D163      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   30-Apr-2010
ISIN            DE000BAY0017   AGENDA         702267534 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
        AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS REQUIRE THAT    Non-Voting
        YOU DISCLOSE-WHETHER YOU HAVE A CONTROLLING OR PERSONAL INTEREST
        IN THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE CONTACT YOUR
        CLIENT SERVICE REPRESENTATIVE SO THAT WE-MAY LODGE YOUR
        INSTRUCTIONS ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
        PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK YOU
        PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED DEPENDING ON SOME      Non-Voting
        SUBCUSTODIANS'-PROCESSING IN THE MARKET. PLEASE CONTACT YOUR
        CLIENT SERVICE REPRESENTATIVE TO-OBTAIN BLOCKING INFORMATION FOR
        YOUR ACCOUNTS.
1.      Submission of the confirmed financial statements of Bayer AG and    Management    For       For
        consolidated financial statements of the Bayer Group, the
        combined management report, the report of the Supervisory Board as well as the explanatory report by the Board of Management on takeover-relevant information for the FY 2009 and the Board of
        Management proposal for the distribution of the profit;
        resolution on the distribution of profit
2.      Ratification of actions of the members of the Board of Management   Management    For       For
3.      Ratification of actions of the members of the Supervisory Board     Management    For       For
4.      Approval of the compensation system for members of the Board of     Management    For       For
        Management
5.      Rescission of the existing Authorized Capital I, creation of a      Management    For       For
        new Authorized Capital I with the option of exclusion of
        subscription rights and amendment of Section 4 Paragraph 2 of the
        Articles of Incorporation [capital stock]
6.      Rescission of the existing Authorized Capital II, creation of a     Management    For       For
        new Authorized Capital II with the option of exclusion of the subscription rights and amendment of Section 4 Paragraph 3 of the
        Articles of Incorporation [capital stock]
7.      Authority to issue bonds with warrants, convertible bonds, profit   Management    For       For
        sharing rights or profit participation bonds [or a combination of these instruments] and to exclude subscription rights, creation of a new conditional capital through the rescission of the existing conditional capital and amendment of the Articles of
        Incorporation
8.      Authorization for the acquisition and use of treasury shares with   Management    For       For
        the possible exclusion of subscription rights and any other tender rights
9.      Adjustments to the Articles of Incorporation in Section 14, 15      Management    For       For
        and 16 concerning the Act Implementing the Stockholder Rights
        Directive [ARUG]
10.     Appointment of the Auditor for the audit of the financial           Management    For       For
        statements and the audit review of the half-year financial report

ALLIANZ SE, MUENCHEN

SECURITY        D03080112      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   05-May-2010
ISIN            DE0008404005   AGENDA         702315133 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
        AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS REQUIRE THAT    Non-Voting
        YOU DISCLOSE-WHETHER YOU HAVE A CONTROLLING OR PERSONAL INTEREST
        IN THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE CONTACT YOUR
        CLIENT SERVICE REPRESENTATIVE SO THAT WE-MAY LODGE YOUR
        INSTRUCTIONS ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
        PERSONAL INTEREST, SUBMIT YOUR VOTE AS USUAL THANK YOU
        The registration for the General Meeting of Shareholders does not   Non-Voting
        result in th-e shares being blocked. Please contact the
        relationship manager of your deposi-tary bank to clarify variant procedures in the German market.
1.      Presentation of the approved Annual Financial Statements and the    Non-Voting
        approved Cons-olidated Financial Statements as at December 31,
        2009, and of the Management R-eports for Allianz SE and for the
        Group, the Explanatory Reports on the inform-ation pursuant to
        Paragraph 289 (4), Paragraph 315 (4) and Paragraph 289 (5) o- f
        the German Commercial Code (Handelsgesetzbuch) as well as the
        Report of the-Supervisory Board for the fiscal year 2009

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

2.      Appropriation of net earnings                                       Management    For       For
3.      Approval of the actions of the members of the Management Board      Management    For       For
4.      Approval of the actions of the members of the Supervisory Board     Management    For       For
5.      By-election to the Supervisory Board                                Management    For       For
6.      Approval of the remuneration system for the Management Board        Management    For       For
        members of Allianz SE
7.      Creation of an Authorized Capital 2010/I, cancellation of the       Management    For       For
        Authorized Capital 2006/I and corresponding amendment to the
        Statutes
8.      Creation of an Authorized Capital 2010/II for the issuance of       Management    For       For
        shares to employees, cancellation of the Authorized Capital
        2006/II and corresponding amendment to the Statutes
9.      Approval of a new authorization to issue bonds carrying             Management    For       For
        conversion and/or option rights as well as convertible
        participation rights, creation of a Conditional Capital 2010, cancellation of the current authorization to issue bonds carrying conversion and/or option rights, cancellation of the Conditional
        Capital 2006 and corresponding amendment to the Statutes
10.     Authorization to acquire treasury shares for trading purposes       Management    For       For
11.     Authorization to acquire and utilize treasury shares for other      Management    For       For
        purposes
12.     Authorization to use derivatives in connection with the             Management    For       For
        acquisition of treasury shares pursuant to Paragraph 71 (1) no. 8 of the German Stock Corporation Act (Aktiengesetz)
13.     Approval of control and profit transfer agreement between Allianz   Management    For       For
        SE and Allianz Common Applications and Services GmbH
14.     Approval of control and profit transfer agreement between Allianz   Management    For       For
        SE and AZ-Argos 45 Vermoegensverwaltungsgesellschaft mbH

CRH PLC

SECURITY        G25508105      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   05-May-2010
ISIN            IE0001827041   AGENDA         702347192 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
1       Approve to consider the Company s financial statements and the      Management    For       For
        reports of the Directors and the Auditors for the YE 31 DEC 2009
2       Approve to declare a dividend on the ordinary shares                Management    For       For
3       Approve the report on Directors remuneration for the YE 31 DEC      Management    For       For
        2009
4.1     Re-election of Mr. U-H Felcht as a Director                         Management    For       For
4.2     Re-election of Mr. DN O'Connor as a Director                        Management    For       For
4.3     Re-election of Mr. WI O'Mahony as a Director                        Management    For       For
4.4     Re-election of Mr. JW Kennedy as a Director                         Management    For       For
5       Authorize the Directors to fix the remuneration of the Auditors     Management    For       For
S.6     Authorize the Directors, accordance with the powers, provisions     Management    For       For
        and limitations of Article 11 e of the Articles of Association of
        the Company, be and they are hereby empowered to allot equity securities for cash and in respect of sub-paragraph, thereof up to an aggregate nominal value of EUR 11,868,000; this authority shall expire at the close of the business on the earlier of the date of the AGM in 2011 or 04 AUG 2011
S.7     Authorize the Company to purchase ordinary shares on the market     Management    For       For
        as defined in section 212 of the Companies Act, 1990 , in the manner provided for in Article 8A of the Articles of Association of the Company up to a maximum of 10% of the ordinary shares in issue at the date of the passing of this resolution; this
        authority shall expire at the close of the business on the earlier of the date of the AGM in 2011 or 04 AUG 2011
S.8     Authorize the Company to re-issue treasury shares as defined in     Management    For       For
        section 212 of the Companies Act, 1990, in the manner provided for in Article 8A of the Articles of Association of the Company;
        this authority shall expire at the close of the business on the earlier of the date of the AGM in 2011 or 4 AUG 2011
9       Approve to resolved that the provision in Article 60 a of the       Management    For       For
        Articles of Association of the Company allowing for the convening of EGM by at least 14 clear days notice where such meetings are nit convened for the passing of a special resolution shall continue to be effective
10      Authorize the Directors of the Company of share option schemes      Management    For       For
        the 2010 Share Option Schemes, the principal features of which are summarized in the circular to shareholders on 31 MAR 2010 that accompanies the notice convening this meeting; i) take all such action or steps including the making of amendments to the
        2010 share option schemes and the rules thereof as may be
        necessary to obtain the approval of the relevant revenue
        authorities for the said schemes; ii) establish schemes in the other jurisdictions similar in substance in the schemes but modified to take account of local tax, exchange control or securities laws in overseas territories, provided that any shares made available under any scheme will be treated as counting towards any limits on individual or overall participation in the
        2010 share option schemes

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

11      Authorize the Directors of the Company of savings-related share     Management    For       For
        option schemes the 2010 Savings-Related Share Option Schemes , the principal features of which are summarized in the circular to shareholders on 31 MAR 2010 that accompanies the notice convening this meeting; i) take all such action or steps including the making of amendments to the 2010 savings-related share option schemes and the rules thereof as may be necessary to obtain the approval of the relevant revenue authorities for the said
        schemes; ii) establish schemes in the other jurisdictions similar in substance to the 2010 savings-related share option schemes but modified to take account of local tax, exchange control or securities laws in overseas territories, provided that any shares made available under any such scheme will be treated as counting towards any limits on individual or overall participation in the
        2010 savings-related share option schemes
S.12    Authorize the Articles of Association of the Company, deleting      Management    For       For
        the definition of the Acts and replacing it with the following definition as specified; deleting Article 60 a and replacing it with the following new Article 60 a as specified; deleting
        Article 61and replacing it with the following new Article 61 as specified; deleting the existing Article 70 as specified;
        inserting the following new Articles 71 and 73 as specified;
        deleting the existing Article 72 and replacing it with the following new Article 74; the renumbering of the Articles of
        Association and all cross references therein to reflect the amendments provided as specified

HONGKONG LD HLDGS LTD

SECURITY        G4587L109      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   05-May-2010
ISIN            BMG4587L1090   AGENDA         702360835 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
1       Receive the financial statements for 2009 and to declare a final    Management    For       For
        dividend
2       Re-elect Lord Leach of Fairford as a Director                       Management    For       For
3       Re-elect Dr. Richard Lee as a Director                              Management    For       For
4       Re-elect Y.K. Pang as a Director                                    Management    For       For
5       Re-elect James Watkins as a Director                                Management    For       For
6       Re-elect John R. Witt as a Director                                 Management    For       For
7       Re-appoint the Auditors and authorize the Directors to fix their    Management    For       For
        remuneration
8       Approve to renew the general mandate to the Directors to issue      Management    For       For
        new shares
9       Approve to renew the general mandate to the Directors to purchase   Management    For       For
        the Company's shares

XSTRATA PLC

SECURITY        G9826T102      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   05-May-2010
ISIN            GB0031411001   AGENDA         702374935 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
1       Receive and adopt the annual report and financial statements of     Management    For       For
        the Company, and the reports of the Directors and the Auditors thereon, for the YE 31 DEC 2009
2       Declare a final dividend of USD 0.08 cents per Ordinary Share in    Management    For       For
        respect of the YE 31 DEC 2009
3       Approve the Directors remuneration report for the YE 31 DEC 2009    Management    For       For
4       Re-election of Mick Davis as a Director                             Management    For       For
5       Re-election of David Rough as a Director                            Management    For       For
6       Re-election of Sir. Steve Robson as a Director                      Management    For       For
7       Re-election of Willy Strothotte as a Director                       Management    For       For
8       Election of Dr. Con Fauconnier as a Director                        Management    For       For
9       Re-appoint Ernst & Young LLP as the Auditors to the Company to      Management    For       For
        hold office until the conclusion of the next general meeting at which accounts are laid before the Company and authorize the
        Directors to determine the remuneration of the Auditors

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

10      Authorize the Directors, pursuant to Section 551 of the Companies   Management    For       For
        Act 2006 to: (i) allot shares in the Company, and to grant rights to subscribe for or to convert any security into shares in the
        Company: (A) up to an aggregate nominal amount of USD
        489,835,270; and (B) comprising equity securities (as defined in
        Section 560 of the Companies Act 2006) up to an aggregate nominal amount of USD 979,670,540 (including within such limit any shares issued or rights granted under paragraph (A) above) in connection with an offer by way of a rights issue: (I) to holders of
        ordinary shares in proportion (as nearly as may be practicable)
        to their existing holdings; and (II) to people who are holders of other equity securities if this is required by the rights of those securities or, if the Directors consider it necessary, as permitted by the rights of those securities, and so that the
        Directors may impose any limits or restrictions and make any arrangements which they consider necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, legal, regulatory or practical problems in, or under, the laws of, any territory or any other matter; for a period expiring
        (unless previously renewed, varied or revoked by the Company in a general meeting) at the end of the next annual general meeting of the Company after the date on which this resolution is passed;
        and (ii) make an offer or agreement which would or might require shares to be allotted, or rights to subscribe for or convert any security into shares to be granted, after expiry of this
        authority and the directors may allot shares and grant rights in pursuance of that offer or agreement as if this authority had not expired, (b) that, subject to paragraph (c) below, all existing authorities given to the Directors pursuant to Section 80 of the
        Companies Act 1985 to allot relevant securities (as defined by the Companies Act 1985) by the passing on 05 MAY 2009 of the resolution numbered 8 as set out in the notice of
        the Company's seventh AGM (the "2009 AGM Notice") be revoked by this resolution, (c) that paragraph (b) above shall be without prejudice to the continuing authority of the directors to allot shares, or grant rights to subscribe for or convert any
        securities into shares, pursuant to an offer or agreement made by the Company before the expiry of the authority pursuant to which such offer or agreement was made
S.11    Authorize the Directors, subject to the passing of Resolution 10    Management    For       For
        in the Notice of AGM and in place of the power given to them by the passing on 05 MAY 2009 of the resolution numbered 9 as set out in the 2009 AGM Notice, pursuant to Section 570 and Section
        573 of the Companies Act 2006 to allot equity securities (as defined in Section 560 of the Companies Act 2006) for cash, pursuant to the authority conferred by Resolution 10 in the
        Notice of AGM as if Section 561(1) of the Companies Act 2006 did
        not apply to the allotment, this power: (a) expires (unless previously renewed, varied or revoked by the Company in a general meeting) at the end of the next AGM of the Company after the date on which this resolution is passed, but the Company may make an offer or agreement which would or might require equity securities to be allotted after expiry of this power and the Directors may allot equity securities in pursuance of that offer or agreement as if this power had not expired; and (b) shall be limited to the allotment of equity securities in connection with an offer of equity securities (but in the case of the authority granted under
        Resolution 10 (a)(i)(B), by way of a rights issue only): (i) to the ordinary shareholders in proportion (as nearly as may be practicable) to their existing holdings; and (ii) to people who hold other equity securities, if this is required by the rights of those securities or, if the Directors consider it necessary, as permitted by the rights of those securities, and so that the directors may impose any limits or restrictions and make any arrangements which they consider necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, legal, regulatory or practical problems in, or under the laws of, any territory or any other matter; and (c) in the case of the authority granted under Resolution 10 (a)(i)(A) shall be limited to the allotment of equity securities for cash otherwise than pursuant to paragraph (b) up to an aggregate nominal amount of
        USD 73,475,290; this power applies in relation to a sale of shares which is an allotment of equity securities by virtue of
        Section 560(3) of the Act as if the first paragraph of this resolution the words "pursuant to the authority conferred by
        Resolution 10 in the Notice of Annual General Meeting" were omitted
S.12    Approve that any EGM of the Company (as defined in the Company's    Management    For       For
        Articles of Association as a general meeting other than an AGM)
        may be called on not less than 20 clear days' notice
S.13    Amend, with effect from the conclusion of the meeting: (A) save     Management    For       For
        for Clause 4.3 of the Company's Memorandum of Association (the
        "Memorandum") which shall remain in full force and effect, the
        Articles of Association of the Company by deleting the provisions of the Company's Memorandum which, by virtue of Section 28
        Companies Act 2006, are to be treated as provisions of the
        Company's Articles of Association; and (B) the amendments to the
        Company's Articles of Association which are shown in the draft
        Articles of Association labelled "A" for the purposes of
        identification, the main features of which are as specified, shall become effective

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

SCHRODERS PLC, LONDON

SECURITY        G7860B102      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   06-May-2010
ISIN            GB0002405495   AGENDA         702301514 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
1       Receive the Directors report and the accounts of the Company for    Management    For       For
        the YE 31 DEC 2009
2       Approve the remuneration report for the YE 31 DEC 2009              Management    For       For
3       Election of Robin Buchanan, who retires in accordance with          Management    For       For
        Article 79, as a
4       Re-election of Michael Miles, who retires in accordance with        Management    For       For
        Article 80, as a Director of the Company
5       Re-election of Merlyn Lowther, who retires in accordance with       Management    For       For
        Article 80, as a Director of the Company
6       Re-election of Bruno Schroder, who retires having served more       Management    For       For
        than 9 years, as a Director of the Company
7       Re-appointment of PricewaterhouseCoopers LLP as Auditors of the     Management    For       For
        Company to hold office from the conclusion of this meeting until the conclusion of the next general meeting at which accounts are laid before the Company in accordance with Section 489 of the
        Companies Act 2006
8       Authorize the Directors to fix the remuneration of                  Management    For       For
        PricewaterhouseCoopers LLP as Auditors of the Company
9       Authorize the Directors to allot equity securities up to and        Management    For       For
        aggregate nominal amount of GBP 5,000,000; Authority shall expire on 30 MAY 2011 or at the conclusion of the next AGM of the
        Company after the passing of this resolution whichever is earlier and the Directors may allot equity securities in pursuance of such an offer or agreement as if the authority conferred hereby had not expired, for the purposes of this authority the
        expression equity securities shall mean equity securities as specified in Section 560 of the Companies Act 2006 CONTD...
-       CONTD...but shall not in any circumstances include ordinary         Non-Voting
        shares as-specified in the Company's Articles of Association , or any right to-subscribe for, or to convert any security into, ordinary shares
10      Approve the Schroders 2010 Long Term Incentive Plan and authorize   Management    For       For
        the Directors of the Company to do all such acts and things necessary or expedient to carry the same into effect
S.11    Authorize the Company, for the purposes of Section 701 of the       Management    For       For
        Companies Act 2006. to make one or more market purchases within the meaning of Section 693(4) of the Companies Act 2006 of non-voting ordinary shares of GBP 1 each shares , subject to the following conditions: such authority be limited to a maximum number of 14,400,000 Shares; in the case of purchases made otherwise than by tender offer, the maximum price, exclusive of expenses, at which Shares may be purchases is the higher of 5%
        above the average of the middle market quotations for the Shares as derived from the London Stock Exchange Daily Official List for the five business days preceding the date on which the tender offer is announced; the minimum price at which shares may be purchased is GBP 1 per share, exclusive of expenses CONTD...
-       CONTD...and Authority expires at the conclusion of the next AGM     Non-Voting
        of the Company; and the Company may before such expiry enter into a contract to purchase-Shares which would or might be completed or executed wholly or partly after-its expiry and may make a purchase of Shares in pursuance of any such-contract
S.12    Approve the general meeting other than an AGM may be called on      Management    For       For
        not less that 14 clear days' notice
S.13    Amend the Articles of Association of the Company by deleting all    Management    For       For
        the provisions from the Company's Memorandum of Association which, by virtue of Section 28 of the Companies Act 2006, are to be treated as provisions of the Company's Articles of
        Association; and that the regulations initialed by the Chairman be adopted as the Articles of Association of the Company in substitution for, and to the exclusion of, the existing Articles of Association

SMITH & NEPHEW GROUP P L C

SECURITY        G82343164      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   06-May-2010
ISIN            GB0009223206   AGENDA         702316426 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
1       Adopt the report and accounts                                       Management    For       For
2       Approve the remuneration report                                     Management    For       For
3       Approve to confirm the interim dividends                            Management    For       For
4       Re-elect Mr. Adrian Hennah                                          Management    For       For
5       Re-elect Mr. Ian E Barlow                                           Management    For       For
6       Re-elect Prof. Genevieve B. Berger                                  Management    For       For
7       Re-elect Mr. Richard De Schutter                                    Management    For       For
8       Re-elect Dr. Rolf W. H. Stomberg                                    Management    For       For
9       Re-appoint the Auditors                                             Management    For       For
10      Authorize the Directors to determine the remuneration of the        Management    For       For
        Auditors
11      Approve to renew the Directors authority to allot shares            Management    For       For
S.12    Approve the Smith and Nephew Global Share Plan 2010                 Management    For       For
S.13    Adopt the new Articles of Association                               Management    For       For
S.14    Approve to renew the Directors authority for the dissaplication     Management    For       For
        of pre emption rights
S.15    Approve to renew the directors limited authority to make market     Management    For       For
        purchases of the Company's own shares
S.16    Grant authority to the general meetings to be held on 14 days       Management    For       For
        notice

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

JARDINE MATHESON HLDGS LTD

SECURITY        G50736100      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   06-May-2010
ISIN            BMG507361001   AGENDA         702325932 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
1       Receive the financial statements and the Independent Auditors       Management    For       For
        report for the YE 31 DEC 2009, and to declare a final dividend
2       Re-election of Adam Keswick as a Director                           Management    For       For
3       Re-election of Ben Keswick as a Director                            Management    For       For
4       Re-election of Lord Leach of Fairford as a Director                 Management    For       For
5       Re-election of Giles White as a Director                            Management    For       For
6       Re-appointment of Auditors; authorize the Directors to fix their    Management    For       For
        remuneration
7       Authorize the Directors of the Company to exercise during the       Management    For       For
        relevant period of all powers of the Company to allot or issue shares and to make and grant offers, agreements and options which would or might require shares to be allotted, issued or disposed of during or after the end of the relevant period up to an aggregate nominal amount of USD 53.2 million, be and is hereby generally and unconditionally approved, and; the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted wholly for cash by the
        Directors pursuant to the approval in paragraph a otherwise than pursuant to a rights issue, or the issue of shares pursuant to the Company's employee share purchase trust, shall not exceed USD
        7.9 million, and the said approval shall be limited accordingly
8       Authorize the Directors of the Company to exercise all powers of    Management    For       For
        the Company to purchase its own shares, subject to and in
        accordance with all applicable laws and regulations, during the relevant period be and is hereby generally and unconditionally approved; the aggregate nominal amount of shares of the Company which the Company may purchase pursuant to the approval in paragraph a of this resolution shall be less than 15 percent of the aggregate nominal amount of the existing issued share capital of the Company at t he date of this meeting, and such approval shall be limited accordingly; the approval in paragraph a of this resolution shall, where permitted by applicable laws and
        regulations and subject to the limitation in paragraph b of this resolution, extend to permit the purchase of shares of the...
        CONTD
-       ... CONTD company i) by subsidiaries of the company and ii)         Non-Voting
        pursuant to the-terms of put warrants or financial instruments having similar effect whereby-the Company can be required to purchase its own shares, provided that where-put warrants are issued or offered pursuant to a rights issue the price which-the company may pay for shares purchased on exercise of put warrants shall-not exceed 15 percent more than the average of the market quotations for the-shares for a period of not more than 30 nor less than the five dealing days-falling one day prior to the date of any public announcement by the Company-of the proposed issue of put warrants
        PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF               Non-Voting
        CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY SENT IN YOUR
        VOTES, PLEASE DO NOT RETURN THIS PROXY FORM-UNLESS YOU DECIDE TO
        AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

GLAXOSMITHKLINE PLC

SECURITY        G3910J112      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   06-May-2010
ISIN            GB0009252882   AGENDA         702362980 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
1       Receive and adopt the Directors' report and the financial           Management    For       For
        statements for the YE 31 DEC 2009
2       Approve the remuneration report for the YE 31 DEC 2009              Management    For       For
3       Re-elect Dr. Stephanie Burns as a Director                          Management    For       For
4       Re-elect Mr. Julian Heslop as a Director                            Management    For       For
5       Re-elect Sir Deryck Maughan as a Director                           Management    For       For
6       Re-elect Dr. Daniel Podolsky as a Director                          Management    For       For
7       Re-elect Sir Robert Wilson as a Director                            Management    For       For
8       Authorize the Audit & Risk Committee to re-appoint                  Management    For       For
        PricewaterhouseCoopers LLP as the Auditors to the Company to hold office from the end of the meeting to the end of the next Meeting at which accounts are laid before the Company

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

9       Authorize the Audit & Risk Committee to determine the               Management    For       For
        remuneration of the Auditors
10      Authorize the Director of the Company, in accordance with Section   Management    For       For
        366 of the Companies Act 2006 (the 'Act') the Company is, and all
        Companies that are at any time during the period for which this resolution has effect subsidiaries of the company are,
        authorized: a) to make political donations to political
        organizations other than political parties, as defined in Section
        363 of the Act, not exceeding GBP 50,000 in total; and b) to incur political expenditure, as defined in Section 365 of the
        Act, not exceeding GBP 50,000 in total, during the period
        beginning with the date of passing this resolution and ending at the end of the next AGM of the company to be held in 2011 or, if earlier, on 30 JUN 2011
11      Authorize the Directors, in substitution for all subsisting         Management    For       For
        authorities, to exercise all powers of the Company to allot shares in the Company and to grant rights to subscribe for or convert any security into shares in the Company: a) up to an aggregate nominal amount of GBP 432,578,962; [such amount to be reduced by the nominal amount allotted or granted under paragraph
        (b) in excess of such sum]; and b) comprising equity securities
        [as specified in Section 560(1) of the Act] up to a nominal amount of GBP 865,157,925 [such amount to be reduced by any allotments or grants made under paragraph (a) above] in
        connection with an offer by way of a rights issue: i) to ordinary shareholders in proportion [as nearly as may be practicable] to their existing holdings; and ii) to holders of other equity securities as required by the rights of those securities or as the Board otherwise considers necessary, and so that the
        Directors may impose any limits or make such exclusions or other arrangements as they consider expedient in relation to treasury shares, fractional entitlements, record dates, legal, regulatory or practical problems under the laws of, or the requirements of any relevant regulatory body or stock exchange in, any territory, or any matter whatsoever, which authorities shall expire at the end of the next AGM of the company to be held in 2011 or, if earlier, on 30 JUN 2011, and the Directors may allot shares or grant rights to subscribe for or convert any security into shares in pursuance of such an offer or agreement as if the relevant authority conferred hereby had not expired
12      Authorize the Directors of the Company, subject to Resolution 11    Management    For       For
        being passed, the Directors be and are hereby empowered to allot equity securities for cash pursuant to the authority conferred on the Directors by Resolution 11 and/or where such allotment constitutes an allotment of equity securities under section
        560(3) of the Act, free of the restrictions in Section 561(1) of the Act, provided that this power shall be limited: (a) to the allotment of equity securities in connection with an offer or issue of equity securities [but in the case of the authority granted under paragraph (b) of Resolution 11, by way of a rights issue only]: (i) to ordinary shareholders in proportion [as nearly as may be practicable] to their existing holdings; and
        (ii) to holders of other equity securities, as required by the rights of those securities or as the Board otherwise considers necessary, but so that the Directors may impose any limits or make such exclusions or other arrangements as they consider expedient in relation to treasury shares, fractional
        entitlements, record dates, legal, regulatory or practical problems under the laws of, or the requirements of any relevant regulatory body or stock exchange in, any territory, or any matter whatsoever; and (b) in the case of the authority granted under paragraph (a) of Resolution 11 and/ or in the case of any transfer of treasury shares which is treated as an allotment of equity securities under Section 560(3) of the Act, to the
        allotment (otherwise than pursuant to sub-paragraph (a) above) of equity securities up to an aggregate nominal amount of GBP
        64,893,333, and shall expire at the end of the next AGM of the company to be held in 2011 [or, if earlier, at the close of business on 30 JUN 2011] and the Directors may allot equity securities in pursuance of such an offer or agreement as if the power conferred hereby had not expired
13      Authorize the Directors of the Company, for the purposes of         Management    For       For
        section 701 of the Act to make market purchases (within the meaning of Section 693(4) of the Act) of its own Ordinary shares of 25p each provided that: (a) the maximum number of Ordinary shares hereby authorized to be purchased is 519,146, 669; (b) the minimum price which may be paid for each Ordinary share is 25p;
        (c) the maximum price which may be paid for each Ordinary share shall be the higher of (i) an amount equal to 5% above the average market value of the Company's ordinary shares for the five business days immediately preceding the day on which the ordinary share is contracted to be purchased and (ii) the higher of the price of the last independent trade and the highest current independent bid on the London Stock Exchange Official
        List at the time the purchase is carried out; and (d) the
        authority conferred by this resolution shall, unless renewed prior to such time, expire at the end of the next AGM of the
        Company to be held in 2011 or, if earlier, on 30 JUN 2011
        [provided that the company may enter into a contract for the purchase of Ordinary shares before the expiry of this authority which would or might be completed wholly or partly after such expiry and the company may purchase Ordinary shares pursuant to any such contract under this authority]

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

14      Authorize the Directors, (a) in accordance with Section 506 of      Management    For       For
        the Act, the name of the person who signs the Auditors' reports to the Company's members on the annual accounts and auditable reports of the Company for the year ending 31 DEC 2010 as senior
        Statutory Auditor [as defined in Section 504 of the Act] for and on behalf of the Company's Auditors, should not be stated in published copies of the reports [such publication being as defined in Section 505 of the Act] and the copy of the reports to be delivered to the registrar of Companies under Chapter 10 of
        Part 15 of the Act; and (b) the Company considers on reasonable grounds that statement of the name of the senior statutory auditor would create or be likely to create a serious risk that the senior Statutory Auditor, or any other person, would be subject to violence or intimidation
15      Approve the general meeting of the Company other than an AGM may    Management    For       For
        be called on not less than 14 clear days' notice
16      Amend: (a) the Articles of Association of the company be amended    Management    For       For
        by deleting all the provisions of the Company's Memorandum of
        Association which, by virtue of Section 28 of the Act, are to be treated as provisions of the Company's Articles of Association;
        and (b) the Articles of Association produced to the meeting, and initialled by the Chairman for the purpose of identification, be adopted as the Articles of Association of the Company in
        substitution for, and to the exclusion of, all existing Articles of Association of the Company

STANDARD CHARTERED PLC

SECURITY        G84228157      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   07-May-2010
ISIN            GB0004082847   AGENDA         702319547 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
1.      Receive the report and accounts                                     Management    For       For
2.      Declare the final dividend                                          Management    For       For
3.      Approve the Directors' remuneration report                          Management    For       For
4.      Re-elect Mr. J.F.T. Dundas as Non-Executive Director                Management    For       For
5.      Re-elect Miss V.F. Gooding CBE as Non-Executive Director            Management    For       For
6.      Re-elect Mr. R.H.P. Markham as Non-Executive Director               Management    For       For
7.      Re-elect Mr. J.W. Peace as Chairman                                 Management    For       For
8.      Re-elect Mr. P.A. Sands as an Executive Director                    Management    For       For
9.      Re-elect Mr. P.D. Skinner as Non-Executive Director                 Management    For       For
10.     Re-elect Mr. O.H.J. Stocken, as Non-Executive Director              Management    For       For
11.     Election of Mr. J.S. Bindra, who was appointed as an Executive      Management    For       For
        Director by the Board since the last AGM of the Company
12.     Election of Mr. R. Delbridge, who was appointed as an Non-          Management    For       For
        Executive Director by the Board since the last AGM of the Company
13.     Election of Dr. Han Seung-soo KBE, who was appointed as an          Management    For       For
        Non-Executive Director by the Board since the last AGM of the
        Company
14.     Election of Mr. S.J. Lowth, who was appointed as an Non-            Management    For       For
        Executive Director by the Board since the last AGM of the Company
15.     Election of Mr. A.M.G. Rees, who was appointed as an Executive      Management    For       For
        Director by the Board since the last AGM of the Company
16.     Re-appoint the Auditor                                              Management    For       For
17.     Authorize the Board to set the Auditor's fees                       Management    For       For
18.     Authorize the Company and its subsidiaries to make political        Management    For       For
        donations
19.     Authorize the Board to allot shares                                 Management    For       For
20.     Approve to extend the authority to allot shares                     Management    For       For
21.     Authorize the Board to allot shares in connection with the Indian   Management    For       For
        listing
S.22    Approve to disapply pre-emption rights                              Management    For       For
S.23    Approve to disapply pre-emption rights in connection with the       Management    For       For
        Indian listing
S.24    Authorize the Company to buy back its Ordinary Shares               Management    For       For
S.25    Authorize the Company to buy back its Preference Shares             Management    For       For
S.26    Adopt the new Articles of Association                               Management    For       For
S.27    Authorize the Company to call a general meeting other than an AGM   Management    For       For
        on not less than 14 clear days' notice
28.     Amend the Standard Chartered 2006 Restricted Share Scheme           Management    For       For
29.     Approve the waiver in respect of the reporting and annual review    Management    For       For
        requirements in respect of ongoing banking transactions with associates of Temasek that the Company has not been able to identify
30.     Approve the waiver in respect of the requirement to enter into      Management    For       For
        fixed-term written agreements with Temasek and its associates in respect of ongoing banking transactions
31.     Approve future ongoing banking transactions with Temasek and its    Management    For       For
        associates, including the waiver in respect of the requirement to set an annual cap

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

BG GROUP PLC

SECURITY        G1245Z108      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   12-May-2010
ISIN            GB0008762899   AGENDA         702320374 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
1.      Receive the accounts and reports of the Directors and the           Management    For       For
        Auditors for the YE 31 DEC 2009
2.      Approve the remuneration report of the BG Group plc annual report   Management    For       For
        and accounts for the YE 31 DEC 2009
3.      Declare a final dividend in respect of the YE 31 DEC 2009 of 6.73   Management    For       For
        pence per ordinary share payable on 21 MAY 2010 to holders of ordinary shares on the register of shareholders of the Company at the close of business on 16 APR 2010
4.      Election of Mark Seligman as a Director of the Company              Management    For       For
5.      Re-elect Peter Backhouse as a Director of the Company, who          Management    For       For
        retires by rotation
6.      Re-elect Lord Sharman as a Director of the Company, who retires     Management    For       For
        by rotation
7.      Re-elect Philippe Varin, as a Director of the Company, who          Management    For       For
        retires by rotation
8.      Re-appoint PricewaterhouseCoopers LLP as the Auditors of the        Management    For       For
        Company, to hold office until the conclusion of the next general meeting at which accounts are laid before the Company
9.      Authorize the Audit Committee to approve the remuneration of the    Management    For       For
        Auditors
10.     Authorize the Company, with Sections 366 and 367 of the Companies   Management    For       For
        Act 2006 [the "Act"], and all Companies which are subsidiaries of the Company during the period when this resolution has effect to;
        make political donations to political parties or independent election candidates up to a total aggregate amount of GBP15,000;
        make political donations to political organisations other than political parties up to a total aggregate amount of GBP 15,000;
        and incur political expenditure up to a total aggregate amount of
        GBP 20,000; [Authority expires at the conclusion of the next AGM of the Company]; provided that, in any event, the total aggregate amount of all political donations and political expenditure incurred by the Company and its subsidiaries in such period shall not exceed GBP 50,000; for the purposes of this resolution,
        'political donations', 'political organisations', 'political parties' and 'political expenditure' shall have the meanings given to them in Sections 363 to 365 of the Act
11.     Authorize the Directors in accordance with Section 551 of the Act   Management    For       For
        to exercise all the powers of the Company to allot shares in the
        Company and to grant rights to subscribe for, or to convert any security into, shares in the Company ["Rights"]; up to an
        aggregate nominal amount of GBP 115,641,305; and up to a further aggregate nominal amount of 112,536,365 provided that [i] they are equity securities [within the meaning of Section 560[1] of the Act], and [ii] they are offered by way of a rights issue to holders of ordinary shares on the register of Members at such record date as the Directors may determine where the equity securities respectively attributable to the interests of the ordinary shareholders are proportionate [as nearly as may be practicable] to the respective numbers of ordinary shares held or deemed to be held by them on any such record date end to other holders of equity securities entitled to participate therein, subject to such exclusions or other arrangements as the Directors may deem necessary or expedient to deal with treasury shares, fractional entitlements or legal or practical problems arising under the laws of any overseas territory or the requirements of any regulatory body or stock exchange or by virtue of shares being represented by depositary receipts or any other matter;
        [Authority expires at the conclusion of the next AGM of the
        Company]; the Directors shall be entitled to make offers or agreements before the expiry of such authority which would or might require shares to be allotted or Rights to be granted after such expiry and the Directors shall be entitled to allot shares and grant Rights pursuant to any such offer or agreement as if this authority had not expired; and all unexercised authorities previously granted to the Directors to allot shares and grant
        Rights be and are hereby revoked

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

S.12    Authorize the Directors, pursuant to Sections 570 and 573 of the    Management    For       For
        Act to allot equity securities [within the meaning of Section 560 of the Act] for cash either pursuant to the authority conferred by Resolution 11 above or by way of a sale of treasury shares as if Section 561[1] of the Act did not apply to any such allotment provided that this power shall be limited to: the allotment of equity securities in connection with an offer of securities [but in the case of the authority granted under paragraph II of the
        Resolution 11 by way of a rights issue only] in favour of the holders of ordinary shares on the register of Members at such record date as the Directors may determine and other persons entitled to participate therein, where the equity securities respectively attributable to the interests of the ordinary shareholders are proportionate [as nearly as may be practicable]
        to the respective number of ordinary shares held or deemed to be held by them on any such record date, subject to such exclusions or other arrangements as the Directors may deem necessary or expedient to deal with treasury shares, fractional entitlements or legal or practical problems arising under the laws of any overseas territory or the requirements of any regulatory body or stock exchange or by virtue of shares being represented by depositary receipts or any other matter; and the allotment
        [otherwise than pursuant to sub-paragraph I of this Resolution
        12] to any person or persons of equity securities up to an aggregate nominal amount of GBP16,880,454; and shall expire upon the expiry of the general authority conferred by Resolution 11 above, the Directors shall be entitled to make offers or
        agreements before the expiry of such power which would or might require equity securities to be allotted after such expiry and the Directors shall be entitled to allot equity securities pursuant to any such offer or agreement as if the power conferred hereby had not expired
S.13    Authorize the Company to make market purchases [within the          Management    For       For
        meaning of Section 693[4] of the Act] of ordinary shares of 10 pence each of the Company on such terms and in such manner as the
        Directors may from time to time determine, provided that: the maximum number of ordinary shares hereby authorized to be
        acquired is 337,609,096 representing approximately 10% of the issued ordinary share capital of the Company as at 10 MAR 2010;
        the minimum price that may be paid for any such ordinary share is
        10 pence, the nominal value of that share; the maximum price that may be paid for any such ordinary share is an amount equal to
        105% of the average of the middle market quotations for an ordinary share in the Company as derived from the London Stock
        Exchange Daily Official List for the five business days
        immediately preceding the day on which such ordinary share is contracted to be purchased; [Authority expires at the conclusion of the next AGM of the Company]; and the Company may make a contract to purchase its ordinary shares under the authority hereby conferred prior to the expiry of such authority, which contract will or may be executed wholly or partly after the expiry of such authority, and may purchase its ordinary shares in pursuance of any such contract
S.14    Approve the general meeting, other than an AGM, may be called on    Management    For       For
        not less than 14 clear days' notice
S.15    Approve and adopt, with effect from the conclusion of the AGM,      Management    For       For
        the Articles of Association contained in the document produced to the Meeting and signed by the Chairman for the purposes of identification as the new Articles of Association of the Company
        in substitution for, and to the exclusion of, the Articles of
        Association of the Company in effect immediately prior to that time

TULLOW OIL PLC

SECURITY        G91235104      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   12-May-2010
ISIN            GB0001500809   AGENDA         702357232 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
1       Receive and adopt the annual accounts and associated reports        Management    For       For
2       Declare the final dividend of 4.0p per ordinary share               Management    For       For
3       Receive and approve the Director's remuneration report              Management    For       For
4       Re-election of Aidan Heavey as a Director                           Management    For       For
5       Re-election of Angus McCoss as a Director                           Management    For       For
6       Re-election of David Williams as a Director                         Management    For       For
7       Re-election of Pat Plunkett as a Director                           Management    For       For
8       Re-appointment of Deloittee LLP as the Auditors and authorize the   Management    For       For
        Directors to determine their remuneration
9       Approve to renew Director's authority to allot shares               Management    For       For
10      Approve to dis-apply statutory pre-emption rights                   Management    For       For
11      Authorize the Company to hold general meeting on no less than 14    Management    For       For
        clear day's notice
12      Adopt the new Articles of Association of the Company                Management    For       For
13      Approve the Tullow Oil 2010 Share Option Plan                       Management    For       For
        PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN SPELLING OF    Non-Voting
        DIRECTOR NAME-S OF RESOLUTIONS 4 AND 7. IF YOU HAVE ALREADY SENT
        IN YOUR VOTES, PLEASE DO NO-T RETURN THIS PROXY FORM UNLESS YOU
        DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS-. THANK YOU.

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

THE SWATCH GROUP AG, NEUENBURG

SECURITY        H83949133      MEETING TYPE   Ordinary General Meeting
TICKER SYMBOL                  MEETING DATE   12-May-2010
ISIN            CH0012255144   AGENDA         702369314 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
        BLOCKING OF REGISTERED SHARES IS NOT A LEGAL REQUIREMENT IN THE     Non-Voting
        SWISS MARKET,-SPECIFIC POLICIES AT THE INDIVIDUAL SUB-CUSTODIANS
        MAY VARY. UPON RECEIPT OF T-HE VOTING INSTRUCTION, IT IS POSSIBLE
        THAT A MARKER MAY BE PLACED ON YOUR SHAR-ES TO ALLOW FOR
        RECONCILIATION AND RE-REGISTRATION FOLLOWING A TRADE. IF YOU
        H-AVE CONCERNS REGARDING YOUR ACCOUNTS, PLEASE CONTACT YOUR
        CLIENT SERVICE REPRE-SENTATIVE.
        PLEASE NOTE THAT THIS IS THE PART II OF THE MEETING NOTICE SENT     Non-Voting
        UNDER MEETING-695475, INCLUDING THE AGENDA. TO VOTE IN THE
        UPCOMING MEETING, YOUR NAME MUST-BE NOTIFIED TO THE COMPANY
        REGISTRAR AS BENEFICIAL OWNER BEFORE THE RE-REGISTR-ATION
        DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS THAT ARE SUBMITTED
        AFTER T-HE CUTOFF DATE WILL BE PROCESSED ON A BEST EFFORT BASIS.
        THANK YOU.
1       Approve the 2009 annual report (annual report, financial            Management    No
        statements and consolidated financial statements)                                 Action
2       Grant discharge to the Board of Directors for the FY 2009           Management    No
                                                                                          Action
3       Approve the appropriates 2009 profit of CHF 466,318,860.25          Management    No
        resulting from the balance sheet (net income as of 31 DEC 2009 of                 Action
        CHF 432,821,927.52 plus balance brought forward from the previous year of CHF 33,496,932.73) as specified
4.1     Election of Esther Grether to the Board of Directors for 3 year     Management    No
        period                                                                            Action
4.2     Election of Dr.H.C. Nayla Hayek to the Board of Directors for 3     Management    No
        year period                                                                       Action
4.3     Election of Dr. Peter Gross to the Board OF Directors for 3 year    Management    No
        period                                                                            Action
4.4     Election of Dr. H.C. Nicolas G. Hayek to the Board of Directors     Management    No
        for 3 year period                                                                 Action
4.5     Election of Prof. Dr.H.C. Claude Nicollier to the Board of          Management    No
        Directors for 3 year period                                                       Action
4.6     Election of Johann Niklaus Schneider-Ammann to the Board of         Management    No
        Directors for 3 year period                                                       Action
4.7     Election of Ernst Tanner to the Board of Directors for 3 year       Management    No
        period                                                                            Action
4.8     Election of Georges Nicolas Hayek as a new Member to the Board of   Management    No
        Directors for 3 year period                                                       Action
4.9     Election of DR. Jean-Pierre Roth as a new Member to the Board of    Management    No
        Directors for 3 year period                                                       Action
5       Appointment of PricewaterhouseCoopers Ltd as the Statutory          Management    No
        Auditors for another period of one year                                           Action
6       Approve the adaptation of Article 8 Paragraph 4 of the Statutes     Management    No
        as specified                                                                      Action

SWIRE PAC LTD

SECURITY        Y83310105      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   13-May-2010
ISIN            HK0019000162   AGENDA         702349261 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
1       Declare the final dividends                                         Management    For       For
2.a     Re-elect P.A. Johansen as a Director                                Management    For       For
2.b     Re-elect J.R. Slosar as a Director                                  Management    For       For
3       Re-appoint PricewaterhouseCoopers as the Auditors and authorize     Management    For       For
        the Directors to fix their remuneration
4       Authorize the Directors, subject to this resolution, during the     Management    For       For
        relevant period of all the powers of the Company to make on-
        market share repurchases (within the meaning of the Code on Share
        Repurchases); the aggregate nominal amount of any class of the
        Company's shares which may be repurchased pursuant to the
        approval in paragraph (a) above shall not exceed 10% of the aggregate nominal amount of the shares of that class in issue at the date of passing this Resolution; and Authority expires at the conclusion of the next AGM of the Company; the expiration of the period within which the next AGM of the Company is required by law to be held; and the revocation or variation of the authority given under this Resolution by ordinary resolution of the
        shareholders in general meeting and references to "shares"
        include securities which carry a right to subscribe for or purchase shares
5       Authorize the Directors, during the Relevant Period to allot,       Management    For       For
        issue and deal with additional shares and to make or grant offers, agreements and options which will or might require the exercise of such powers during or after the end of the Relevant
        Period, the aggregate nominal amount of shares of any class allotted or agreed conditionally or unconditionally to be
        allotted (whether pursuant to an option or otherwise) by the
        Directors pursuant to the approval in this resolution, otherwise than pursuant to (i) a Rights Issue or (ii) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares, CONTD.

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

-       CONTD. shall not exceed the aggregate of 20% of the aggregate       Non-Voting
        nominal amount-of the shares of that class in issue at the date of passing this Resolution-provided that the aggregate nominal amount of the shares of any class so-allotted (or so agreed conditionally or unconditionally to be allotted)-pursuant to this
        Resolution wholly for cash shall not exceed 5% of the-aggregate nominal amount of the shares of that class in issue at the date of- passing this Resolution; and Authority expires at the
        conclusion of the next-AGM of the Company; and the expiration of the period within which the next-AGM of the Company is required by law to be held; and the revocation or-variation of the
        authority given under this Resolution by ordinary resolution-of the shareholders in general meeting
-       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL   Non-Voting
        BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.

SANOFI-AVENTIS, PARIS

SECURITY        F5548N101      MEETING TYPE   MIX
TICKER SYMBOL                  MEETING DATE   17-May-2010
ISIN            FR0000120578   AGENDA         702297931 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
-       French Resident Shareowners must complete, sign and forward the     Non-Voting
        Proxy Card-directly to the sub custodian. Please contact your
        Client Service-Representative to obtain the necessary card, account details and directions.-The following applies to Non-
        Resident Shareowners: Proxy Cards: Voting-instructions will be forwarded to the Global Custodians that have become-Registered
        Intermediaries, on the Vote Deadline Date. In capacity as-
        Registered Intermediary, the Global Custodian will sign the Proxy
        Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
-       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS   Non-Voting
        ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN
        "AGAINST" VOTE
1       Approve the company's accounts for FY 2009                          Management    For       For
2       Approve the consolidated accounts for FY 2009                       Management    For       For
3       Approve the allocation of the result, setting of the dividend       Management    For       For
4       Approve the special report by the Statutory Auditors on accounts    Management    For       For
        prepared in accordance with Article L.225-40 of the Code de
        Commerce
5       Ratify the co-opting Mr. Serge Weinberg as a Director               Management    For       For
6       Approve the non-renewal of a Director's appointment/Nomination      Management    For       For
        Mr. Jean-Marc Bruel/ Mrs. Catherine Brechignac as a Director
7       Approve the renewal of Director's appointment Mr. Robert Castaigne  Management    For       For
8       Approve the renewal of a Director's appointment of Lord Douro       Management    For       For
9       Approve the renewal of a Director's appointment of Mr. Christian    Management    For       For
        Mulliez
10      Approve the renewal of a Director's appointment of Mr.              Management    For       For
        Christopher Viehbacher
11      Authorize the Board of Directors to trade in the Company's shares   Management    For       For
E.12    Amend the Article 11 of the Articles of Association                 Management    For       For
E.13    Grant powers to accomplish the necessary formalities                Management    For       For

INVESTMENTS AB KINNEVIK, STOCKHOLM

SECURITY        W4832D110      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   17-May-2010
ISIN            SE0000164626   AGENDA         702402772 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
        IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER         Non-Voting
        SIGNED POWER OF AT-TORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND
        EXECUTE YOUR VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
        POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-. IF YOU HAVE ANY
        QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
        MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION     Non-Voting
        FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL
        OWNERS, YOU WILL NEED TO PROVI-DE THE BREAKDOWN OF EACH
        BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION TO-YOUR CLIENT
        SERVICE REPRESENTATIVE. THIS INFORMATION IS REQUIRED IN ORDER
        FOR-YOUR VOTE TO BE LODGED
        PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN    Non-Voting
        AS A VALID VO-TE OPTION. THANK YOU
        PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 646721 DUE TO   Non-Voting
        DELETION OF-RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS
        MEETING WILL BE DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
        THIS MEETING NOTICE. THANK YOU.
1       Election of Lawyer Wilhelm Luning as Chairman of the AGM            Non-Voting
2       Preparation and approval of the voting list                         Non-Voting
3       Approval of the agenda                                              Non-Voting

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

4       Election of 1 or 2 persons to check and verify the minutes          Non-Voting
5       Determination of whether the AGM has been duly convened             Non-Voting
6       Presentation of the annual report and Auditor's report and of the   Non-Voting
        Group annual-report and the Group Auditor's report
7       Adopt the profit and loss statement and the balance sheet and of    Management    For       For
        the Group profit and loss statement and the Group balance sheet
8       Approve the proposed treatment of the Company's unappropriated      Management    For       For
        earnings or accumulated loss at stated in the adopted balance sheet; the Board of Directors proposes a dividend of SEK 3.00 per share; the record date is proposed to be Thursday 20 MAY 2010;
        the dividend is estimated to be paid out by Euroclear Swedan on
        25 MAY 2010
9       Grant discharge of liability of the Directors of the Board and      Management    For       For
        the Managing Director
10      Approve to determine the number of Directors of the Board be set    Management    For       For
        at seven without Deputy Directors
11      Approve the fixed remuneration for each Director of the Board for   Management    For       For
        the period until the close of the next AGM be unchanged; due to the proposed establishment of a new committee, however, the total
        Board remuneration shall be increased from SEK 3,800,000 to SEK
        3,875,000, for the period until the close of the next AGM of which SEK 900,000 shall be allocated to the Chairman of the
        Board, SEK 400,000 to each of the directors of the Board and total SEK 575,000 for the work in the committees of the Board of
        Directors; the Nomination Committee proposes that for work within the Audit Committee SEK 150,000 shall be allocated to the
        Chairman and SEK 75,000 to each of the other three members; for work within the Remuneration Committee SEK 50,000 shall be allocated to the Chairman and SEK 25,000 to each of the other two members; finally, the Nomination Committee proposes that for work within the New Ventures Committee SEK 25,000 shall be allocated to each of the four members; furthermore, remuneration to the
        Auditor shall be paid in accordance with approved invoices
12      Re-elect Vigo Carlund, John Hewko,Wilhelm Klingspor, Erik           Management    For       For
        Mitteregger, Stig Nordin, Allen Sangines-Krause and Cristina
        Stenbeck as Directors of the Board; re-elect Cristina Stenbeck as
        Chairman of the Board of Directors; appointment of an Audit
        Committee, a Remuneration Committee and a newly formed New
        Ventures Committee within the Board of Directors
13      Approve the specified procedure of the Nomination Committee         Management    For       For
14      Approve the specified guidelines for remuneration to the Senior     Management    For       For
        Executives
15      Approve the Incentive Programme comprising of the following: a)     Management    For       For
        adoption of an incentive programme; b) authorize the Board, during the period until the next AGM, to increase the Company's share capital by not more than SEK 13,500 by the issue of not more than 135,000 Class C shares, each with a ratio value of SEK
        0.10; with disapplication of the shareholders' preferential rights, Nordea Bank AB [publ] shall be entitled to subscribe for the new Class C shares at a subscription price corresponding to the ratio value of the shares; c) authorize the Board, during the period until the next AGM, to repurchase its own Class C shares;
        the repurchase may only be effected through a public offer directed to all holders of Class C shares and shall comprise all outstanding Class C shares; the purchase may be effected at a purchase price corresponding to not less than SEK 0.10 and not more than SEK 0.11; payment for the Class C shares shall be made in cash; the purpose of the repurchase is to ensure the delivery of Class B shares under the Plan; d) approve to resolve that
        Class C shares that the Company purchases by virtue of the authorization to repurchase its own shares in accordance with
        Resolution 15.c above may, following reclassification into Class
        B shares, be transferred to participants in accordance with the terms of the Plan
16      Authorize the Board of Directors to pass a resolution on one or     Management    For       For
        more occasions for the period up until the next AGM on
        repurchasing so many Class A and/or Class B shares that the
        Company's holding does not at any time exceed 10% of the total number of shares in the Company; the repurchase of shares shall take place on the NASDAQ OMX Stockholm and may only occur at a price within the share price interval registered at that time, where share price interval means the difference between the highest buying price and lowest selling price
17      Closing of the Meeting                                              Non-Voting

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

STATOIL ASA

SECURITY        85771P102      MEETING TYPE   Annual
TICKER SYMBOL                  MEETING DATE   19-May-2010
ISIN            US85771P1021   AGENDA         933269195 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
02      ELECTION OF OLAUG SVARVA AS CHAIR                                   Management    For       For
03      APPROVAL OF THE NOTICE AND THE AGENDA                               Management    For       For
05      ELECTION OF TWO PERSONS TO CO-SIGN THE MINUTES TOGETHER WITH THE    Management    For       For
        CHAIR OF THE MEETING
06      APPROVAL OF THE ANNUAL REPORT AND ACCOUNTS INCLUDING DISTRIBUTION   Management    For       For
        OF THE DIVIDEND
07      DECLARATION ON STIPULATION OF SALARY AND OTHER REMUNERATION FOR     Management    For       For
        EXECUTIVE MANAGEMENT
08      DETERMINATION OF REMUNERATION FOR THE COMPANY'S AUDITOR             Management    For       For
09      ELECTION OF MEMBERS TO THE CORPORATE ASSEMBLY                       Management    For       For
9A      RE-ELECTION OF OLAUG SVARVA AS A MEMBER                             Management    For       For
9B      RE-ELECTION OF IDAR KREUTZER AS A MEMBER                            Management    For       For
9C      RE-ELECTION OF KARIN ASLAKSEN AS A MEMBER                           Management    For       For
9D      RE-ELECTION OF GREGER MANNSVERK AS A MEMBER                         Management    For       For
9E      RE-ELECTION OF STEINAR OLSEN AS A MEMBER                            Management    For       For
9F      RE-ELECTION OF INGVALD STROMMEN AS A MEMBER                         Management    For       For
9G      RE-ELECTION OF RUNE BJERKE AS A MEMBER                              Management    For       For
9H      RE-ELECTION OF TORE ULSTEIN AS A MEMBER                             Management    For       For
9I      NEW ELECTION OF LIVE HAUKVIK AKER AS A MEMBER                       Management    For       For
9J      NEW ELECTION OF SIRI KALVIG AS A MEMBER                             Management    For       For
9K      NEW ELECTION OF THOR OSCAR BOLSTAD AS A MEMBER                      Management    For       For
9L      NEW ELECTION OF BARBRO LILL HAETTA-JACOBSEN AS A MEMBER             Management    For       For
9M      RE-ELECTION OF ARTHUR SLETTEBERG AS A DEPUTY MEMBER                 Management    For       For
9N      RE-ELECTION OF ANNE-MARGRETHE FIRING AS A DEPUTY MEMBER             Management    For       For
9O      NEW ELECTION OF LINDA LITLEKALSOY AASE AS A DEPUTY MEMBER           Management    For       For
9P      RE-ELECTION OF SHAHZAD RANA AS A DEPUTY MEMBER                      Management    For       For
10      DETERMINATION OF REMUNERATION FOR THE CORPORATE ASSEMBLY            Management    For       For
11      ELECTION OF MEMBERS TO THE NOMINATION COMMITTEE                     Management    For       For
11A     RE-ELECTION OF OLAUG SVARVA AS A CHAIR                              Management    For       For
11B     RE-ELECTION OF BJORN STALE HAAVIK AS A MEMBER                       Management    For       For
11C     RE-ELECTION OF TOM RATHKE AS A MEMBER                               Management    For       For
11D     NEW ELECTION OF LIVE HAUKVIK AKER AS A MEMBER                       Management    For       For
12      DETERMINATION OF REMUNERATION FOR THE NOMINATION COMMITTEE          Management    For       For
13      AUTHORISATION TO ACQUIRE STATOIL SHARES IN THE MARKET TO CONTINUE   Management    For       For
        IMPLEMENTATION OF THE SHARE SAVING SCHEME FOR EMPLOYEES
14      AUTHORISATION TO ACQUIRE STATOIL SHARES IN THE MARKET FOR           Management    For       For
        SUBSEQUENT ANNULMENT
15      CHANGES TO ARTICLES OF ASSOCIATION                                  Management    For       For
16      PROPOSAL FROM SHAREHOLDER                                           Shareholder   Against   For

DR PEPPER SNAPPLE GROUP,INC.

SECURITY        26138E109      MEETING TYPE   Annual
TICKER SYMBOL   DPS            MEETING DATE   20-May-2010
ISIN            US26138E1091   AGENDA         933222818 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
1A      ELECTION OF DIRECTOR: JOHN L. ADAMS                                 Management    For       For
1B      ELECTION OF DIRECTOR: TERENCE D. MARTIN                             Management    For       For
1C      ELECTION OF DIRECTOR: RONALD G. ROGERS                              Management    For       For
2       TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE AS THE               Management    For       For
        CORPORATION'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR
        FISCAL YEAR 2010.

CHINA MERCHANTS HLDGS INTL CO LTD

SECURITY        Y1489Q103      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   25-May-2010
ISIN            HK0144000764   AGENDA         702377208 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
CMMT    PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL   Non-Voting
        BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.
CMMT    PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS        Non-Voting
        AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-
        http://www.hkexnews.hk/listedco/listconews/sehk/20100421/LTN2
        0100421217.pdf
1       Receive and approve the audited consolidated financial statements   Management    For       For
        and the report of the Directors and the Independent Auditor's report for the YE 31 DEC 2009
2       Declare a final dividend for the YE 31 DEC 2009                     Management    For       For
3.I     Re-elect Mr. Li Yinquan as a Director                               Management    For       For
3.II    Re-elect Mr. Su Xingang as a Director                               Management    For       For
3.III   Re-elect Mr. Hu Jianhua as a Director                               Management    For       For
3.IV    Re-elect Mr. Wang Hong as a Director                                Management    For       For
3.V     Re-elect Mr. Liu Yunshu as a Director                               Management    For       For
3.VI    Re-elect Mr. Tsang Kam Lan as a Director                            Management    For       For
3.VII   Authorize the Board to fix the remuneration of the Directors        Management    For       For
4       Re-appoint the Auditors and authorize the Board to fix their        Management    For       For
        remuneration
5.A     Approve to grant a general mandate to the Directors to allot        Management    For       For
        shares as set out in item 5A of the AGM notice
5.B     Approve to grant a general mandate to the Directors for the         Management    For       For
        repurchase of shares as set out in item 5B of the AGM notice
5.C     Approve to add the nominal amount of the shares repurchased under   Management    For       For
        resolution no. 5B to the mandate granted to the Directors under
        Resolution No 5A

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

CHEUNG KONG (HOLDINGS) LTD

SECURITY        Y13213106      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   27-May-2010
ISIN            HK0001000014   AGENDA         702404966 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
        PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL   Non-Voting
        BE TREATED T-HE SAME AS A "TAKE NO ACTION" VOTE.
        PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON     Non-Voting
        THE URL LINK:-
        http://www.hkexnews.hk/listedco/listconews/sehk/20100422/LTN2
        0100422636.pdf
1.      Receive the audited financial statements, the report of the         Management    For       For
        Directors and the Independent Auditor's report for the YE 31 DEC
        2009
2.      Declare a final dividend                                            Management    For       For
3.1     Election of Mr. Li Tzar Kuoi, Victor as a Director                  Management    For       For
3.2     Election of Mr. Ip Tak Chuen, Edmond as a Director                  Management    For       For
3.3     Election of Mr. Chiu Kwok Hung, Justin as a Director                Management    For       For
3.4     Election of Mr. Chow Kun Chee, Roland as a Director                 Management    For       For
3.5     Election of Mr. Yeh Yuan Chang, Anthony as a Director               Management    For       For
3.6     Election of Mr. Chow Nin Mow, Albert as a Director                  Management    For       For
3.7     Election of Dr. Wong Yick-ming, Rosanna as a Director               Management    For       For
4.      Appointment of Messrs. Deloitte Touche Tohmatsu as the Auditor      Management    For       For
        and authorize the Directors to fix their remuneration
5.1     Authorize the Directors to issue additional shares of the Company   Management    For       For
5.2     Authorize the Directors to repurchase shares of the Company         Management    For       For
5.3     Approve to extend the general mandate granted to the Directors      Management    For       For
        pursuant to Resolution 5(1) to issue additional shares of the
        Company

SINOTRANS LTD

SECURITY        Y6145J104      MEETING TYPE   Class Meeting
TICKER SYMBOL                  MEETING DATE   08-Jun-2010
ISIN            CNE1000004F1   AGENDA         702361015 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
        PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR     Non-Voting
        'AGAINST' FOR-BELOW RESOLUTION. THANK YOU.
S.1     Authorize the Directors, subject to this resolution below and       Management    For       For
        compliance with all applicable laws and regulations of the
        People's Republic of China and the passing of a special
        resolution by the shareholders of the Company at the AGM and the passing of a special resolution by the holder of domestic shares in the capital of the Company in a class meeting ["Domestic
        Shares Class Meeting"] to confer the authority to Directors contemplated in this resolution, the exercise by the Directors during the Relevant Period [as defined below] of all the powers of the Company to purchase its H shares in the capital of the
        Company; the aggregate nominal amount of H shares in the capital of the Company to be purchased pursuant to the approval in this resolution above shall not exceed 10% of the aggregate nominal amount of the H shares in the capital of the Company in issue as at the date of this resolution; and [Authority expires the earlier of the conclusion of next AGM of the Company or the expiration of the 12-month period following the passing of this resolution]

SINOTRANS LTD

SECURITY        Y6145J104      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   08-Jun-2010
ISIN            CNE1000004F1   AGENDA         702389037 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
1.      Approve the report of the Board of Directors for the YE 31 DEC      Management    For       For
        2009
2.      Approve the report of the Supervisory Committee for the YE 31 DEC   Management    For       For
        2009
3.      Approve the audited accounts of the Company and the Auditor's       Management    For       For
        report for the YE 31 DEC 2009
4.      Approve the Profit Distribution proposals and final dividend of     Management    For       For
        the Company for the YE 31 DEC 2009
5.      Authorize the Directors of the Company to decide on matters         Management    For       For
        relating to the declaration, payment and recommendation of interim or special dividends for the year 2010
6.      Re-appoint PricewaterhouseCoopers as international auditor of the   Management    For       For
        Company and pricewaterCoopers Zhong Tian CPAs Company Limited as the PRC Auditor of the Company for the year 2010, and to
        authorize the Board of Directors of the Company to fix their remuneration

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

s.7     Authorize the Directors compliance with all applicable laws and     Management    For       For
        regulators of the people's Republic of China, during the Relevant
        Period(as defined below) of all the powers of the Company to allot, issue and deal with additional H shares (H shares) or domestic shares(Domestic Shares') in the capital of the Company in each case and to make or grant offers, agreements and options which might require the exercise of such power be and is hereby generally and unconditionally approved; Authorize the Directors during the Relevant Period to make grant offers, agreements and options which might require the exercise of such power after the end of the Relevant Period; Authorize the Directors the aggregate nominal amount of H Share or domestic share capital allotted or agreed conditionally or unconditionally to be allotted (whether pursuant to an option or otherwise) in each case by pursuant to the approval in Paragraph 7(a) above shall not exceed 20 per cent. Of the aggregate nominal amount of each of the H Share or domestic share capital of the Company in issue in each as at the date of this Resolution and the said approval shall be limited accordingly; and [Authority expires at the earlier of the
        conclusion of next AGM or the expiration of the 12 month period following the passing of this reslution]
s.8     Authorize the Directors compliance with all applicable laws and     Management    For       For
        regulations of the People's Republic of China, the passing of a
        Special Resolution by the holders of H Shares in a case meeting
        (H shares Class Meeting) and the passing of a resolution by the holders of Domestic Shares in a class meeting (Domestic Shares
        Class Meeting) to confer the authority to Directors contemplated in this Resolution, during the Relevant Period (as defined below)
        of all powers of the Company to purchase H Shares be and is hereby generally and unconditionally approved; Authorize the
        Directors to be purchased pursuant to the approval in paragraph
        8(a) above shall not exceed 10% of the aggregate nominal amount of the Shares in capital of the Company in Issue as at the date of this Resolution and the said approval shall be limited
        accordingly; and [Authority expires at the earlier of the
        conclusion of next AGM or the expiration of the 12 month period following the passing of this reslution]

KEYENCE CORPORATION

SECURITY        J32491102      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   17-Jun-2010
ISIN            JP3236200006   AGENDA         702467665 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
1       Approve Appropriation of Profits                                    Management    For       For
2.1     Appoint a Director                                                  Management    For       For
2.2     Appoint a Director                                                  Management    For       For
2.3     Appoint a Director                                                  Management    For       For
2.4     Appoint a Director                                                  Management    For       For
2.5     Appoint a Director                                                  Management    For       For
2.6     Appoint a Director                                                  Management    For       For
2.7     Appoint a Director                                                  Management    For       For
3       Appoint a Supplementary Auditor                                     Management    For       For

HOYA CORPORATION

SECURITY        J22848105      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   18-Jun-2010
ISIN            JP3837800006   AGENDA         702467639 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
1.1     Appoint a Director                                                  Management    For       For
1.2     Appoint a Director                                                  Management    For       For
1.3     Appoint a Director                                                  Management    For       For
1.4     Appoint a Director                                                  Management    For       For
1.5     Appoint a Director                                                  Management    For       For
1.6     Appoint a Director                                                  Management    For       For
1.7     Appoint a Director                                                  Management    For       For
1.8     Appoint a Director                                                  Management    For       For
2       Authorize Use of Stock Options, and Allow Board to Authorize Use    Management    For       For
        of Stock Option Plan
3.1     Shareholder's Proposal: Appoint a Director                          Shareholder   Against   For
3.2     Shareholder's Proposal: Appoint a Director                          Shareholder   Against   For
3.3     Shareholder's Proposal: Appoint a Director                          Shareholder   Against   For
3.4     Shareholder's Proposal: Appoint a Director                          Shareholder   Against   For
3.5     Shareholder's Proposal: Appoint a Director                          Shareholder   Against   For
3.6     Shareholder's Proposal: Appoint a Director                          Shareholder   Against   For
3.7     Shareholder's Proposal: Appoint a Director                          Shareholder   Against   For
3.8     Shareholder's Proposal: Appoint a Director                          Shareholder   Against   For
3.9     Shareholder's Proposal: Appoint a Director                          Shareholder   Against   For
4       Shareholder's Proposal: Amend Articles to Increase the Number of    Shareholder   Against   For
        Characters for the Amount of Explanatory Text Permitted for
        Shareholder Propositions to 4,000 chrs.

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

5       Shareholder's Proposal: Amend Articles to Allow Secret ballots      Shareholder   Against   For
6       Shareholder's Proposal: Amend Articles to Restrict the Number of    Shareholder   Against   For
        Corporate Insiders' Seats on the Board of Directors
7       Shareholder's Proposal: Amend Articles to Eliminate Articles        Shareholder   Against   For
        Related to Rejecting Cumulative Votes
8       Shareholder's Proposal: Amend Articles to Prohibit Interlocking     Shareholder   Against   For
        Directors
9       Shareholder's Proposal: Amend Articles to Restrict the Number of    Shareholder   Against   For
        Positions Assumed by Outside Directors at Other companies
10      Shareholder's Proposal: Amend Articles to Restrict the Number of    Shareholder   Against   For
        Times that an Outside Director May be Reappointed to 10
11      Shareholder's Proposal: Amend Articles to Disclose Remuneration     Shareholder   Against   For
        to Directors Who Have Resigned
12      Shareholder's Proposal: Amend Articles to Obligate the Company to   Shareholder   Against   For
        Hold Meetings not Involving Executive Officers
13      Shareholder's Proposal: Amend Articles to Obligate the Company to   Shareholder   Against   For
        Create Guidelines Defining Independent Directors
14      Shareholder's Proposal: Amend Articles to Disclose Remunerations    Shareholder   Against   For
        to Directors and Corporate Officers Individually
15      Shareholder's Proposal: Amend Articles to Disclose Positions at     Shareholder   Against   For
        Public-Interest Corporations Held By Director Candidates
16      Shareholder's Proposal: Amend Articles to Require Prior notice of   Shareholder   Against   For
        Shares to be Sold By Directors and their Families and Disclose it to Shareholders
17      Shareholder's Proposal: Amend Articles to Prohibit hedging by       Shareholder   Against   For
        Stock Option Holders

COCA-COLA HELLENIC BOTTLING CO S A

SECURITY        X1435J139      MEETING TYPE   Annual General Meeting
TICKER SYMBOL   CCH            MEETING DATE   21-Jun-2010
ISIN            GRS104003009   AGENDA         702446659 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
CMMT    PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM, THERE   Non-Voting
        WILL BE AN-A REPETITIVE MEETING ON 05 JUL 2010 AND ALSO B
        REPETITIVE MEETING ON 19 JUL-2010. ALSO, YOUR VOTING INSTRUCTIONS
        WILL NOT BE CARRIED OVER TO THE SECOND-CALL. ALL VOTES RECEIVED
        ON THIS MEETING WILL BE DISREGARDED AND YOU WILL-NEED TO
        REINSTRUCT ON THE REPETITIVE MEETING. PLEASE BE ALSO ADVISED
        THAT-YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR THE
        MEETING IS- CANCELLED. THANK YOU.
1.      Receive the management report by the Board of Directors and of      Management    No
        the audit certificate by the Company's Chartered Auditor                          Action
        Accountant on the Company's financial statements and activities for the FY which ended on 31 DEC 2009
2.      Approve the Company's annual financial statements for the FY        Management    No
        which ended on 31 DEC 2009 and of the consolidated financial                      Action
        statements
3.      Approve the release of the members of the Board of Directors and    Management    No
        the Auditors of the Company from any liability for their activity                 Action
        during the FY ended on 31 DEC 2009
4.      Approve the remuneration of the members of the Board of Directors   Management    No
        for their participation in the meetings of the Board of Directors                 Action
        and for their services to the Company for the FY 2009 and pre approval of remuneration for the FY 2010
5.      Election of the Statutory Auditors for the FY 2010 01 JAN 2010,     Management    No
        31 DEC 2010 and determination of their fees                                       Action
6.      Approve the distribution of profits dividend for the FY 2009        Management    No
                                                                                          Action
7.      Approve the election of a new member of the Board of Directors to   Management    No
        replace a member who resigned from the Board of Directors                         Action
8.      Amend the Article 2 of the Articles of Association regarding the    Management    No
        Company's objects                                                                 Action
9.      Amend the terms of existing programmes for the granting of stock    Management    No
        options to the personnel of the Company and its affiliated                        Action
        Companies, pursuant to Article 13, Paragraph 13 of Codified Law
        2190/1920

PETROLEO BRASILEIRO S.A. - PETROBRAS

SECURITY        71654V408      MEETING TYPE   Special
TICKER SYMBOL                  MEETING DATE   22-Jun-2010
ISIN            US71654V4086   AGENDA         933296635 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
01      TO APPROVE THE MODIFICATION OF THE BYLAWS OF THE COMPANY, ALL AS    Management    Against   Against
        MORE FULLY DESCRIBED IN THE COMPANY'S WEBSITE.

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

KOMATSU LTD.

SECURITY        J35759125      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   23-Jun-2010
ISIN            JP3304200003   AGENDA         702461219 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
        Please reference meeting materials.                                 Non-Voting
1.      Approve Appropriation of Retained Earnings                          Management    For       For
2.1     Appoint a Director                                                  Management    For       For
2.2     Appoint a Director                                                  Management    For       For
2.3     Appoint a Director                                                  Management    For       For
2.4     Appoint a Director                                                  Management    For       For
2.5     Appoint a Director                                                  Management    For       For
2.6     Appoint a Director                                                  Management    For       For
2.7     Appoint a Director                                                  Management    For       For
2.8     Appoint a Director                                                  Management    For       For
2.9     Appoint a Director                                                  Management    For       For
2.10    Appoint a Director                                                  Management    For       For
3.      Appoint a Corporate Auditor                                         Management    For       For
4.      Approve Payment of Bonuses to Directors                             Management    For       For
5.      Establishment of the Amount and Features of Remuneration for        Management    For       For
        Directors of the Company in the Form of Stock Acquisition Rights
        to be Granted as "Stock-Based Remuneration"
6.      Giving the Board of Directors the Authority to Issue Stock          Management    For       For
        Acquisition Rights as "Stock-Based Remuneration" to Employees of
        the Company and Directors of Major Subsidiaries of the Company

MITSUI & CO.,LTD.

SECURITY        J44690139      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   23-Jun-2010
ISIN            JP3893600001   AGENDA         702461271 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
        Please reference meeting materials.                                 Non-Voting
1.      Approve Appropriation of Retained Earnings                          Management    For       For
2.1     Appoint a Director                                                  Management    For       For
2.2     Appoint a Director                                                  Management    For       For
2.3     Appoint a Director                                                  Management    For       For
2.4     Appoint a Director                                                  Management    For       For
2.5     Appoint a Director                                                  Management    For       For
2.6     Appoint a Director                                                  Management    For       For
2.7     Appoint a Director                                                  Management    For       For
2.8     Appoint a Director                                                  Management    For       For
2.9     Appoint a Director                                                  Management    For       For
2.10    Appoint a Director                                                  Management    For       For
2.11    Appoint a Director                                                  Management    For       For
2.12    Appoint a Director                                                  Management    For       For
2.13    Appoint a Director                                                  Management    For       For
3.      Appoint a Corporate Auditor                                         Management    For       For

JAPAN TOBACCO INC.

SECURITY        J27869106      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   24-Jun-2010
ISIN            JP3726800000   AGENDA         702463174 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
        Please reference meeting materials.                                 Non-Voting
1.      Approve Appropriation of Retained Earnings                          Management    For       For
2.1     Appoint a Director                                                  Management    For       For
2.2     Appoint a Director                                                  Management    For       For
2.3     Appoint a Director                                                  Management    For       For
2.4     Appoint a Director                                                  Management    For       For
2.5     Appoint a Director                                                  Management    For       For
2.6     Appoint a Director                                                  Management    For       For
2.7     Appoint a Director                                                  Management    For       For
2.8     Appoint a Director                                                  Management    For       For
2.9     Appoint a Director                                                  Management    For       For

YAHOO JAPAN CORPORATION

SECURITY        J95402103      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   24-Jun-2010
ISIN            JP3933800009   AGENDA         702493292 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
        Please reference meeting materials.                                 Non-Voting
1.1     Appoint a Director                                                  Management    For       For
1.2     Appoint a Director                                                  Management    For       For
1.3     Appoint a Director                                                  Management    For       For
1.4     Appoint a Director                                                  Management    For       For
1.5     Appoint a Director                                                  Management    For       For

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

TAKEDA PHARMACEUTICAL COMPANY LIMITED

SECURITY        J8129E108      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   25-Jun-2010
ISIN            JP3463000004   AGENDA         702466524 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
        Please reference meeting materials.                                 Non-Voting
1.      Approve Appropriation of Retained Earnings                          Management    For       For
2.1     Appoint a Director                                                  Management    For       For
2.2     Appoint a Director                                                  Management    For       For
2.3     Appoint a Director                                                  Management    For       For
2.4     Appoint a Director                                                  Management    For       For
2.5     Appoint a Director                                                  Management    For       For
3.      Approve Payment of Bonuses to Directors                             Management    For       For

YAMATAKE CORPORATION

SECURITY        J96348107      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   25-Jun-2010
ISIN            JP3937200008   AGENDA         702469950 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
        Please reference meeting materials.                                 Non-Voting
1.      Approve Appropriation of Retained Earnings                          Management    For       For
2.1     Appoint a Director                                                  Management    For       For
2.2     Appoint a Director                                                  Management    For       For
2.3     Appoint a Director                                                  Management    For       For
2.4     Appoint a Director                                                  Management    For       For
2.5     Appoint a Director                                                  Management    For       For
2.6     Appoint a Director                                                  Management    For       For
2.7     Appoint a Director                                                  Management    For       For
2.8     Appoint a Director                                                  Management    For       For
2.9     Appoint a Director                                                  Management    For       For

SECOM CO.,LTD.

SECURITY        J69972107      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   25-Jun-2010
ISIN            JP3421800008   AGENDA         702470181 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
        Please reference meeting materials.                                 Non-Voting
1.      Approve Appropriation of Retained Earnings                          Management    For       For
2.1     Appoint a Director                                                  Management    For       For
2.2     Appoint a Director                                                  Management    For       For
2.3     Appoint a Director                                                  Management    For       For
2.4     Appoint a Director                                                  Management    For       For
2.5     Appoint a Director                                                  Management    For       For
2.6     Appoint a Director                                                  Management    For       For
2.7     Appoint a Director                                                  Management    For       For
2.8     Appoint a Director                                                  Management    For       For
2.9     Appoint a Director                                                  Management    For       For
2.10    Appoint a Director                                                  Management    For       For
2.11    Appoint a Director                                                  Management    For       For

SMC CORPORATION

SECURITY        J75734103      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   29-Jun-2010
ISIN            JP3162600005   AGENDA         702489469 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
        Please reference meeting materials.                                 Non-Voting
1.      Approve Appropriation of Retained Earnings                          Management    For       For
2.1     Appoint a Director                                                  Management    For       For
2.2     Appoint a Director                                                  Management    For       For
2.3     Appoint a Director                                                  Management    For       For
2.4     Appoint a Director                                                  Management    For       For
2.5     Appoint a Director                                                  Management    For       For
2.6     Appoint a Director                                                  Management    For       For
2.7     Appoint a Director                                                  Management    For       For
2.8     Appoint a Director                                                  Management    For       For
2.9     Appoint a Director                                                  Management    For       For
2.10    Appoint a Director                                                  Management    For       For

ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2009 to 06/30/2010
GAMCO International Growth Fund Inc.

2.11    Appoint a Director                                                  Management    For       For
2.12    Appoint a Director                                                  Management    For       For
2.13    Appoint a Director                                                  Management    For       For
2.14    Appoint a Director                                                  Management    For       For
2.15    Appoint a Director                                                  Management    For       For
2.16    Appoint a Director                                                  Management    For       For
2.17    Appoint a Director                                                  Management    For       For
2.18    Appoint a Director                                                  Management    For       For
2.19    Appoint a Director                                                  Management    For       For
2.20    Appoint a Director                                                  Management    For       For
2.21    Appoint a Director                                                  Management    For       For
3.      Approve Provision of Retirement Allowance for Retiring Directors    Management    For       For

TSUMURA & CO.

SECURITY        J93407120      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   29-Jun-2010
ISIN            JP3535800001   AGENDA         702490866 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
        Please reference meeting materials.                                 Non-Voting
1.      Approve Appropriation of Retained Earnings                          Management    For       For
2.1     Appoint a Director                                                  Management    For       For
2.2     Appoint a Director                                                  Management    For       For
2.3     Appoint a Director                                                  Management    For       For
2.4     Appoint a Director                                                  Management    For       For
2.5     Appoint a Director                                                  Management    For       For
2.6     Appoint a Director                                                  Management    For       For
2.7     Appoint a Director                                                  Management    For       For
2.8     Appoint a Director                                                  Management    For       For

FANUC LTD.

SECURITY        J13440102      MEETING TYPE   Annual General Meeting
TICKER SYMBOL                  MEETING DATE   29-Jun-2010
ISIN            JP3802400006   AGENDA         702503613 - Management

ITEM    PROPOSAL                                                            TYPE          VOTE      FOR/AGAINST MANAGEMENT
-----   -----------------------------------------------------------------   -----------   -------   ----------------------
        Please reference meeting materials.                                 Non-Voting
1.      Approve Appropriation of Retained Earnings                          Management    For       For
2.1     Appoint a Director                                                  Management    For       For
2.2     Appoint a Director                                                  Management    For       For
2.3     Appoint a Director                                                  Management    For       For
2.4     Appoint a Director                                                  Management    For       For
2.5     Appoint a Director                                                  Management    For       For
2.6     Appoint a Director                                                  Management    For       For
2.7     Appoint a Director                                                  Management    For       For
2.8     Appoint a Director                                                  Management    For       For
2.9     Appoint a Director                                                  Management    For       For
2.10    Appoint a Director                                                  Management    For       For
2.11    Appoint a Director                                                  Management    For       For
2.12    Appoint a Director                                                  Management    For       For
2.13    Appoint a Director                                                  Management    For       For
2.14    Appoint a Director                                                  Management    For       For

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant GAMCO International Growth Fund, Inc.


By (Signature and Title)* /s/ Bruce N. Alpert
                          ------------------------------------------------------
                          Bruce N. Alpert, Principal Executive Officer

Date August 23, 2010

* Print the name and title of each signing officer under his or her signature.